    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2006.


                                       REGISTRATION NOS. 333-73544 AND 811-10585
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5                      [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 6                              [X]
                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

           It is proposed that this filing will become effective (check appropriate space):

               [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


               [X] on May 1, 2006 pursuant to paragraph (b) of Rule 485

                         (date)

               [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

               [ ] on ___________ pursuant to paragraph (a)(1) of Rule 485
                         (date)

           If appropriate, check the following box:

               [ ] this post-effective amendment designates a new
                   effective date for a previously filed
                   post-effective amendment.

                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


MAY 1, 2006

     Merrill Lynch Life Variable Annuity Separate Account C (the "Account")

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Account. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:
-  MLIG VARIABLE INSURANCE TRUST
     -  Roszel/Lord Abbett Large Cap Value Portfolio

     -  Roszel/BKF Large Cap Value Portfolio


     -  Roszel/MLIM Relative Value Portfolio

     -  Roszel/Fayez Sarofim Large Cap Core Portfolio

     -  Roszel/AllianceBernstein Large Cap Core Portfolio


     -  Roszel/Loomis Sayles Large Cap Growth Portfolio

     -  Roszel/Rittenhouse Large Cap Growth Portfolio

     -  Roszel/Marsico Large Cap Growth Portfolio


     -  Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio

     -  Roszel/Franklin Mid Cap Growth Portfolio
     -  Roszel/NWQ Small Cap Value Portfolio
     -  Roszel/Delaware Small-Mid Cap Growth Portfolio
     -  Roszel/Lazard International Portfolio
     -  Roszel/William Blair International Portfolio
     -  Roszel/Lord Abbett Government Securities Portfolio

     -  Roszel/MLIM Fixed-Income Portfolio


-  FAM VARIABLE SERIES FUNDS, INC.


     -  Mercury Domestic Money Market V.I. Fund



The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value provided the remaining contract value after withdrawal is at least $5,000. If you die before the annuity date, we pay a death benefit to your beneficiary.



We've designed this annuity as a long-term investment. Any money you take out of the Contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.


                          WHAT DOES THIS ANNUITY COST?

THIS ANNUITY DOES NOT IMPOSE ANY SALES CHARGES -- ON EITHER PURCHASES OR WITHDRAWALS. However, we impose a number of other charges, including an asset-based insurance charge. We provide more details on this charge, as well as a description of all other charges, later in the Prospectus.
                            ------------------------


This Prospectus contains information about the Contract and the Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Account. We have filed the Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Statement of Additional Information's table of contents appears at the end of this Prospectus.


The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE MLIG VARIABLE INSURANCE TRUST AND THE FAM VARIABLE SERIES FUNDS, INC. MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Although this Prospectus was primarily designed for potential purchasers of the Contract, you may be receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time and generally, you may not change your Contract or its features, as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your contract, and/or note Contract variations referenced throughout this Prospectus.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Account...............................................     8
  The Funds Available For Investment........................     9
  Fees, Charges and Credits.................................     9
     Asset-Based Insurance Charge...........................     9
     Additional Death Benefit Charge........................     9
     Contract Fee...........................................     9
     Premium Taxes..........................................    10
     Fund Expenses..........................................    10
     Contract Value Credit..................................    10
  Transfers Among Subaccounts...............................    10
  Withdrawals...............................................    10
  Death Benefit.............................................    10
  Annuity Payments..........................................    11
  Ten Day Right to Review...................................    11
  Replacement of Contracts..................................    11
FEE TABLE...................................................    12
YIELDS AND TOTAL RETURNS....................................    13
MERRILL LYNCH LIFE INSURANCE COMPANY........................    14
THE ACCOUNT.................................................    14
  Segregation of Account Assets.............................    15
  Number of Subaccounts; Subaccount Investments.............    15
INVESTMENTS OF THE ACCOUNT..................................    15
  General Information and Investment Risks..................    15
  MLIG Variable Insurance Trust.............................    15
  The Funds.................................................    16
     Roszel/Lord Abbett Large Cap Value Portfolio...........    16
     Roszel/BKF Large Cap Value Portfolio...................    16
     Roszel/MLIM Relative Value Portfolio...................    16
     Roszel/Fayez Sarofim Large Cap Core Portfolio..........    16
     Roszel/AllianceBernstein Large Cap Core Portfolio......    16
     Roszel/Loomis Sayles Large Cap Growth Portfolio........    17
     Roszel/Rittenhouse Large Cap Growth Portfolio..........    17
     Roszel/Marsico Large Cap Growth Portfolio..............    17
     Roszel/Kayne Anderson Rudnick Small-Mid Cap Value
      Portfolio.............................................    17
     Roszel/Franklin Mid Cap Growth Portfolio...............    17
     Roszel/NWQ Small Cap Value Portfolio...................    18
     Roszel/Delaware Small-Mid Cap Growth Portfolio.........    18
     Roszel/Lazard International Portfolio..................    18
     Roszel/William Blair International Portfolio...........    18
     Roszel/Lord Abbett Government Securities Portfolio.....    18
     Roszel/MLIM Fixed-Income Portfolio.....................    18
  FAM Variable Series Funds, Inc. ..........................    18
     Mercury Domestic Money Market V.I. Fund................    18
  Certain Payments We Receive with Regard to the Funds......    18
  Purchases and Redemptions of Fund Shares; Reinvestment....    19
  Material Conflicts, Substitution of Investments and
     Changes to the Account.................................    19

                                                              PAGE
                                                              ----
CHARGES, DEDUCTIONS AND CREDITS.............................    19
  Asset-Based Insurance Charge..............................    20
  Additional Death Benefit Charge...........................    20
  Contract Fee..............................................    20
  Other Charges.............................................    20
     Transfer Charges.......................................    20
     Tax Charges............................................    21
     Fund Expenses..........................................    21
     Premium Taxes..........................................    21
  Contract Value Credit.....................................    21
FEATURES AND BENEFITS OF THE CONTRACT.......................    22
  Ownership of the Contract.................................    22
  Issuing the Contract......................................    22
     Issue Age..............................................    22
     Information We Need To Issue the Contract..............    23
     Ten Day Right to Review................................    23
  Premiums..................................................    23
     Minimum and Maximum Premiums...........................    23
     How to Make Payments...................................    23
     Automatic Investment Feature...........................    23
     Premium Investments....................................    24
  Accumulation Units........................................    24
     How Are My Contract Transactions Priced?...............    24
     How Do We Determine The Number of Units?...............    25
  Death of Annuitant Prior to Annuity Date..................    25
  Transfers Among Subaccounts...............................    25
     General................................................    25
     Disruptive Trading.....................................    26
  Dollar Cost Averaging Program.............................    27
     What Is It?............................................    27
     Participating in the DCA Program.......................    28
     Minimum Amounts........................................    28
     When Do We Make DCA Transfers?.........................    28
  Rebalancing Program.......................................    28
  Withdrawals and Surrenders................................    29
     When and How Withdrawals are Made......................    29
     Minimum Amounts........................................    29
     Systematic Withdrawal Program..........................    29
     Surrenders.............................................    29
  Payments to Contract Owners...............................    30
  Contract Changes..........................................    30
  Death Benefit.............................................    30
     General................................................    30
     Calculation of Death Benefit...........................    31
  Spousal Continuation......................................    32
  Annuity Payments..........................................    32
  Annuity Options...........................................    33
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................    34
     Payments of a Fixed Amount.............................    34
     Payments for a Fixed Period............................    34
     Life Annuity...........................................    34

                                                              PAGE
                                                              ----
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................    34
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    34
     Joint and Survivor Life Annuity........................    35
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................    35
     Individual Retirement Account Annuity..................    35
  Gender-Based Annuity Purchase Rates.......................    35
FEDERAL INCOME TAXES........................................    35
  Federal Income Taxes......................................    35
  Tax Status of the Contract................................    36
     Diversification Requirements...........................    36
     Owner Control..........................................    36
     Required Distributions.................................    36
  Taxation of Annuities.....................................    36
     In General.............................................    36
     Withdrawals and Surrenders.............................    37
     Annuity Payments.......................................    37
     Taxation of Death Benefit Proceeds.....................    37
  Penalty Tax on Some Withdrawals...........................    37
  Transfers, Assignments, Annuity Dates, or Exchanges of a
     Contract...............................................    38
  Withholding...............................................    38
  Multiple Contracts........................................    38
  Federal Estate Taxes......................................    38
  Generation-Skipping Transfer Tax..........................    38
  Annuity Purchases by Nonresident Aliens and Foreign
     Corporations...........................................    38
  Optional Benefit Riders...................................    38
  Possible Changes In Taxation..............................    39
  Possible Charge For Our Taxes.............................    39
  Foreign Tax Credits.......................................    39
  Taxation of Qualified Contracts...........................    39
  Individual Retirement Annuities...........................    39
     Traditional IRAs.......................................    39
     Roth IRAs..............................................    39
     Other Tax Issues For IRAs and Roth IRAs................    40
  Tax Sheltered Annuities...................................    40
OTHER INFORMATION...........................................    41
  Notices and Elections.....................................    41
  Voting Rights.............................................    41
  Reports to Contract Owners................................    41
  Selling the Contract......................................    42
  State Regulation..........................................    43
  Legal Proceedings.........................................    43
  Experts...................................................    43
  Legal Matters.............................................    43
  Registration Statements...................................    43
ACCUMULATION UNIT VALUES....................................    44
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    45
APPENDIX A -- Example of Premiums Compounded at 5% GMDB.....   A-1
APPENDIX B -- Example of Estate Enhancer with Return of
  Premium GMDB..............................................   B-1
APPENDIX C -- Example of Estate Enhancer Benefit............   C-1
APPENDIX D -- Example of Maximum Anniversary Value GMDB.....   D-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

annuity date: The date on which annuity payments begin.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408 of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center. The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

A VARIABLE ANNUITY PROVIDES FOR TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, INCLUDING IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (SUCH AS THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. These other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

It may not be to your advantage to own multiple contracts issued by us or an affiliate because only contract value under this Contract is eligible to receive Contract Value Credits if the contract value is $250,000 or greater (see "Contract Value Credit").

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $75,000. Subsequent premiums generally must each be $50 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".

THE ACCOUNT


As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the Mercury Domestic Money Market V.I. Subaccount. After the 14 days, we will put the money into the subaccounts you've selected. In Pennsylvania, we will not wait 14 days. Instead, we will invest your premium immediately in the subaccounts you've selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Mercury Domestic Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. Currently, you may allocate premiums or contract value among the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT

- FUNDS OF MLIG VARIABLE INSURANCE TRUST
     - Roszel/Lord Abbett Large Cap Value Portfolio

     - Roszel/BKF Large Cap Value Portfolio


     - Roszel/MLIM Relative Value Portfolio

     - Roszel/Fayez Sarofim Large Cap Core Portfolio

     - Roszel/AllianceBernstein Large Cap Core Portfolio


     - Roszel/Loomis Sayles Large Cap Growth Portfolio

     - Roszel/Rittenhouse Large Cap Growth Portfolio

     - Roszel/Marsico Large Cap Growth Portfolio


     - Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio

     - Roszel/Franklin Mid Cap Growth Portfolio

     - Roszel/NWQ Small Cap Value Portfolio

     - Roszel/Delaware Small-Mid Cap Growth Portfolio

     - Roszel/Lazard International Portfolio

     - Roszel/William Blair International Portfolio

     - Roszel/Lord Abbett Government Securities Portfolio


     - Roszel/MLIM Fixed-Income Portfolio



- FUNDS OF FAM VARIABLE SERIES FUNDS, INC.



     - Mercury Domestic Money Market V.I. Fund



If you want detailed information about the investment objectives of the Funds, see "Investments of the Account" and the prospectuses for the Funds.


FEES, CHARGES AND CREDITS

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.85% annually to cover certain risks. It will never exceed 1.85% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment, administration, and distribution of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  ADDITIONAL DEATH BENEFIT CHARGE

If you elected to combine the Estate Enhancer benefit with either the Maximum Anniversary Value or Premiums Compounded at 5% guaranteed minimum death benefits (see "Death Benefit"), you pay an additional annual charge. This charge equals 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. A pro rata amount of this charge is collected upon termination of the rider or the Contract. We won't deduct this charge after the annuity date.

  CONTRACT FEE

We impose a $50 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract only if the greater of contract value, or premiums less withdrawals, is less than $75,000. Accordingly, if your withdrawals have not decreased your investment in the Contract below $75,000, we will not impose this annual fee. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  PREMIUM TAXES


On the annuity date, we deduct a charge for any premium taxes imposed by a state or local government. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.0% (4.0% in Guam).


  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

  CONTRACT VALUE CREDIT

If on the last business day of each month and upon termination of the Contract your contract value is $250,000 or greater, we determine the amount of your Contract Value Credit. We will add the sum of the Contract Value Credits determined for each month within a calendar quarter (and termination period) to your contract value on the last business day of each calendar quarter (and upon termination of the Contract). The amount of Contract Value Credits, how they are determined, and the circumstances under which they may be credited are described under "Contract Value Credit".

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS AND CREDITS".

TRANSFERS AMONG SUBACCOUNTS


Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers Among Subaccounts".) We may impose additional restrictions on transfers. (See "Transfers Among
Subaccounts -- Disruptive Trading.")


Two specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - We offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in Fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - You may choose to participate in a Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in each calendar year in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

You can withdraw money from the Contract at any time during the contract year. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Systematic Withdrawal Program".

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT


Regardless of investment performance, this Contract provides a guaranteed minimum death benefit ("GMDB") if any owner dies (or an annuitant if any contract owner is a non-natural person) before the annuity date.

The death benefit equals the greatest of: premiums less adjusted withdrawals; the contract value; or the Maximum Anniversary Value GMDB. If you previously elected the Estate Enhancer benefit, any amount thereunder will be added to the death benefit.

The Maximum Anniversary Value GMDB equals the greater of premiums less "adjusted" withdrawals or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. An anniversary value is calculated through the earlier of the owner's attained age 80 or date of death.

You can find more detailed information about the death benefit, the limitations that apply, and how it is calculated under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date, and payments will continue according to the annuity option selected. You can select an annuity date but that date cannot be earlier than the first Contract Anniversary nor later than the first day of the month following the annuitant's 95th birthday. If you do not select an annuity date, the annuity date for non-qualified Contracts is the first day of the month following the annuitant's 95th birthday. The annuity date for IRA or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2. You may change the scheduled annuity date at any time before annuity payments begin.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Mercury Domestic Money Market V.I. Subaccount, we will refund the contract value as of the date you return the Contract.


REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................  None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)................................................  None
Transfer Fee(1).............................................   $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Fee(2)......................................   $50
Separate Account Annual Expenses (as a % of average Separate
  Account value)
     Current and Maximum Asset-Based Insurance Charge(3)....  1.85%
Additional Death Benefit Charge(4)..........................  0.25%


The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2005, before and after any contractual waivers and expense reimbursement. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.





             RANGE OF EXPENSES FOR THE FUNDS(5)               MINIMUM       MAXIMUM
             ----------------------------------               -------       -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.59%         3.96%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses -- after any
  contractual waivers or reimbursements of fees and
  expenses)(6)..............................................   0.59%         1.15%


---------------

(1) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(2) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $75,000.

(3) If your contract value is $250,000 or greater on specified dates, a Contract Value Credit will be added to your contract value that effectively reduces the rate of this charge. This potential reduction is not reflected in the fee table.

(4) An additional annual charge is assessed if the Estate Enhancer benefit was combined with either the Maximum Anniversary Value GMDB or Premiums Compounded at 5% GMDB. The charge will be assessed at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider. We won't deduct this charge after the annuity date.


(5) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005 or estimated for the current year. Current or future expenses may be greater or less than those shown.



(6) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold for a limited period of time ending no earlier than April 30, 2007. For more information about these arrangements, consult the prospectuses for the Funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account Annual Expenses, the Additional Death Benefit Charge, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $618    $1,831    $3,016     $5,859


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $278     $854     $1,455     $3,078


Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.

The Example does not reflect the $50 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. They assume that the Estate Enhancer benefit is elected and reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yield of the Mercury Domestic Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a subaccount (besides the Mercury Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account C (the "Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Account on November 16, 2001. It is governed by Arkansas law, our state of domicile. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account meets the definition of a separate account under the Federal securities laws. The Account's assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Account. The Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 17 subaccounts currently available through the Account.



All subaccounts invest in a corresponding portfolio of the MLIG Variable Insurance Trust or the FAM Variable Series Funds, Inc. Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract may have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of any similarly named Fund available through the Contract.

                           INVESTMENTS OF THE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch) to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.


MLIG VARIABLE INSURANCE TRUST ("MLIG TRUST")


The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers sixteen of its separate investment portfolios ("Portfolios") to the

Account. We generally seek to make available under the Contracts subaccounts that invest in Portfolios of the MLIG Trust that are subadvised by investment managers that are part of the Merrill Lynch Consults managed brokerage account program (the "Program") offered by our affiliate MLPF&S. However, at times, an investment manager may be placed "on hold" in the Program. An investment manager may be placed on hold for a variety of reasons including changes in key personnel, changes in investment process, performance, or other factors. During any period that an investment manager is "on hold," its investment team, process, and performance are being evaluated.


In order to keep the investment options under the Contract aligned with the Program, we may close a subaccount to allocations of premiums and transfers of contract value for Contracts issued on or after a specified date if that subaccount invests in a MLIG Trust Portfolio whose subadviser is an investment manager placed "on hold" within the Program by MLPF&S. These investment managers may be replaced.



                                   THE FUNDS



The following tables summarize each Fund's investment objective(s), investment adviser(s)/subadviser(s), and asset class/investment style. There is no guarantee that any of the Funds will achieve the stated objectives.



MLIG VARIABLE                                       INVESTMENT                             ASSET CLASS/
INSURANCE TRUST          INVESTMENT OBJECTIVE       ADVISER(S)          SUBADVISER       INVESTMENT STYLE
---------------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term         Roszel Advisors,    Lord, Abbett &      Domestic
LARGE CAP VALUE          capital                 LLC ("Roszel        Co. LLC             Equity/Large Cap
PORTFOLIO                appreciation.           Advisors")                              Value
---------------------------------------------------------------------------------------------------------
ROSZEL/BKF LARGE CAP     Seeks long-term         Roszel Advisors     BKF Asset           Domestic
VALUE PORTFOLIO          capital                                     Management          Equity/Large Cap
(formerly,               appreciation.                               Company(1)          Value
Roszel/Levin Large
Cap Value Portfolio)
---------------------------------------------------------------------------------------------------------
ROSZEL/MLIM RELATIVE     Seeks long-term         Roszel Advisors     Merrill Lynch       Domestic
VALUE PORTFOLIO          capital                                     Investment          Equity/Large Cap
                         appreciation.                               Managers, L.P.      Value
---------------------------------------------------------------------------------------------------------
ROSZEL/FAYEZ SAROFIM     Seeks long-term         Roszel Advisors     Fayez Sarofim &     Domestic
LARGE CAP CORE           capital                                     Co.                 Equity/Large Cap
PORTFOLIO                appreciation.                                                   Blend
---------------------------------------------------------------------------------------------------------
ROSZEL/                  Seeks long-term         Roszel Advisors     AllianceBernstein   Domestic
ALLIANCEBERNSTEIN        capital                                     L.P.(3)             Equity/Large Cap
LARGE CAP CORE           appreciation.                                                   Blend
PORTFOLIO (formerly
Roszel/INVESCO-NAM
Large Cap Core
Portfolio)(2)
---------------------------------------------------------------------------------------------------------


---------------


(1) Effective January 6, 2006, BKF Asset Management Company replaced John A. Levin & Co. as investment adviser.


(2) This subaccount was previously closed to allocations of premiums and contract value for Consults Annuity Contracts purchased on or after December 10, 2004. Effective July 1, 2005, the Roszel/AllianceBernstein Large Cap Core subaccount is available in all Consults Annuity Contracts for allocations of premiums and contract value, including those Consults Annuity Contracts purchased on or after December 10, 2004.


(3) Effective July 1, 2005, AllianceBernstein L.P. (formerly Alliance Capital Management, L.P.) replaced INVESCO National Asset Management Group as investment adviser.

MLIG VARIABLE                                       INVESTMENT                             ASSET CLASS/
INSURANCE TRUST          INVESTMENT OBJECTIVE       ADVISER(S)          SUBADVISER       INVESTMENT STYLE
---------------------------------------------------------------------------------------------------------
ROSZEL/LOOMIS SAYLES     Seeks long-term         Roszel Advisors     Loomis Sayles &     Domestic
LARGE CAP GROWTH         capital                                     Company(5)          Equity/Large Cap
PORTFOLIO (formerly      appreciation.                                                   Growth
Roszel/
Nicholas-Applegate
Large Cap Growth
Portfolio)(4)
---------------------------------------------------------------------------------------------------------
ROSZEL/RITTENHOUSE       Seeks long-term         Roszel Advisors     Rittenhouse         Domestic
LARGE CAP GROWTH         capital                                     Asset               Equity/Large Cap
PORTFOLIO                appreciation.                               Management, Inc.    Growth
---------------------------------------------------------------------------------------------------------
ROSZEL/MARSICO LARGE     Seeks long-term         Roszel Advisors     Marsico Capital     Domestic
CAP GROWTH PORTFOLIO     capital                                     Management,         Equity/Large Cap
(formerly                appreciation.                               LLC(7)              Growth
Roszel/Seneca Large
Cap Growth
Portfolio)(6)
---------------------------------------------------------------------------------------------------------
ROSZEL/KAYNE ANDERSON    Seeks long-term         Roszel Advisors     Kayne Anderson      Domestic
RUDNICK SMALL-MID CAP    capital                                     Rudnick             Equity/Small Cap
VALUE PORTFOLIO          appreciation.                               Investment          Value
(formerly, Roszel/                                                   Management, LLC
Kayne Anderson                                                       Franklin
Rudnick Mid Cap Value                                                Portfolio
Portfolio)
---------------------------------------------------------------------------------------------------------
ROSZEL/FRANKLIN MID      Seeks long-term         Roszel Advisors     Franklin            Domestic
CAP GROWTH PORTFOLIO     capital                                     Portfolio           Equity/Mid Cap
                         appreciation.                               Advisors, a         Blend
                                                                     division of
                                                                     Franklin
                                                                     Templeton
                                                                     Portfolio
                                                                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------


---------------


(4) This subaccount was previously closed to allocations of premiums and contract value for Consults Annuity Contracts purchased on or after February 25, 2005. Effective July 1, 2005, the Roszel/Loomis Sayles Large Cap Growth subaccount is available in all Consults Annuity Contracts for allocations of premiums and contract value, including those Consults Annuity Contracts purchased on or after February 25, 2005.


(5) Effective July 1, 2005, Loomis Sayles & Co. replaced Nicholas-Applegate Capital Management, LLC as investment adviser.


(6) This subaccount was previously closed to allocations of premiums and contract value for Consults Annuity Contracts purchased on or after December 10, 2004. Effective July 1, 2005, the Roszel/Marsico Large Cap Growth subaccount is available in all Consults Annuity Contracts for allocations of premiums and contract value, including those Consults Annuity Contracts purchased on or after December 10, 2004.


(7) Effective July 1, 2005, Marsico Capital Management, LLC replaced Seneca Capital Management LLC as investment adviser.

MLIG VARIABLE                                       INVESTMENT                             ASSET CLASS/
INSURANCE TRUST          INVESTMENT OBJECTIVE       ADVISER(S)          SUBADVISER       INVESTMENT STYLE
---------------------------------------------------------------------------------------------------------
ROSZEL/NWQ SMALL CAP     Seeks long-term         Roszel Advisors     NWQ Investment      Domestic
VALUE PORTFOLIO          capital                                     Management          Equity/Small Cap
                         appreciation.                               Company             Value
---------------------------------------------------------------------------------------------------------
ROSZEL/DELAWARE          Seeks long-term         Roszel Advisors     Delaware            Domestic
SMALL-MID CAP GROWTH     capital                                     Management          Equity/Small Cap
PORTFOLIO                appreciation.                               Company             Growth
---------------------------------------------------------------------------------------------------------
ROSZEL/LAZARD            Seeks long-term         Roszel Advisors     Lazard Asset        International
INTERNATIONAL            capital                                     Management LLC      Equity/
PORTFOLIO                appreciation.                                                   International
---------------------------------------------------------------------------------------------------------
ROSZEL/WILLIAM BLAIR     Seeks long-term         Roszel Advisors     William Blair &     International
INTERNATIONAL            capital                                     Company, L.L.C.     Equity/
PORTFOLIO                appreciation.                                                   International
---------------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks as high a         Roszel Advisors     Lord, Abbett &      Fixed Income/
GOVERNMENT SECURITIES    level of income as                          Co. LLC             Intermediate
PORTFOLIO                is consistent with                                              Term
                         investment in
                         government
                         securities.
---------------------------------------------------------------------------------------------------------
ROSZEL/MLIM              Seeks as high a         Roszel Advisors     Merrill Lynch       Fixed Income/
FIXED-INCOME             level of total                              Investment          Intermediate
PORTFOLIO                return as is                                Managers, L.P.      Term
                         consistent with
                         investment in high-
                         grade income-bearing
                         securities.
---------------------------------------------------------------------------------------------------------



 FAM VARIABLE SERIES                                       INVESTMENT              ASSET CLASS/
     FUNDS, INC.          INVESTMENT OBJECTIVE             ADVISER(S)            INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MERCURY DOMESTIC         Seeks to preserve          Merrill Lynch Investment    Fixed Income/
MONEY MARKET V.I.        capital, maintain          Managers, L.P.              Money Market
FUND                     liquidity, and achieve
                         the highest possible
                         current income
                         consistent with the
                         foregoing objectives.
--------------------------------------------------------------------------------------------------



In order to obtain copies of the Fund prospectuses you may call one of our customer service representatives at 1-800-535-5549.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


We (and our affiliates) receive payments, which may be significant, from the investment adviser (or affiliates thereof) of the Funds for administrative and other services related to Account operations. This compensation is paid out of the adviser's (or affiliate's) own resources and not out of Fund assets, and thus does not decrease the Funds' investment returns. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. Currently, we receive administrative service payments ranging from 0.25% to 0.35%.

Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., FAM Variable Series Funds, Inc. and the MLIG Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Account are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE ACCOUNT


The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to "fund of funds" (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).


It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Account, eliminate subaccounts in the Account, deregister the Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                        CHARGES, DEDUCTIONS AND CREDITS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. We add the credit described below to your contract value in certain circumstances where we realize cost reductions and administrative efficiencies. This credit, if any, will effectively reduce the amount of the annual asset-based insurance charge we collect.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Account that equals 1.85% annually. It will never exceed 1.85%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a GMDB under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment, administration and distribution of the Contract, including programs like transfers and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, administration and distribution, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit.

ADDITIONAL DEATH BENEFIT CHARGE

If you elected to combine the Estate Enhancer benefit with either the Maximum Anniversary Value GMDB or Premiums Compounded at 5% GMDB, you will pay an annual additional charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. We won't deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value. Since the Estate Enhancer benefit is no longer available, this charge does not apply to newly issued Contracts.

CONTRACT FEE

We may charge a $50 contract fee each year. We will only impose this fee at the end of each contract year and upon termination if the greater of contract value, or premiums less withdrawals, is less than $75,000. Accordingly, if you have not made any withdrawals from your Contract (or your withdrawals have not decreased your investment in the Contract below $75,000), we will not impose this fee.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than at the end of each contract year.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $150 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Rebalancing Program", and "Transfers Among Subaccounts".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Account any taxes imposed on the Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset value, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.0% (4.0% in Guam). Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

CONTRACT VALUE CREDIT

We may add a Contract Value Credit to your contract value if your contract value reaches certain levels as shown below. The contract values of multiple contracts (including other contracts issued by us or an affiliate) cannot be added together to reach these levels. The amount, if any, is added on the last business day of each calendar quarter as the sum of Contract Value Credits determined for each month within that calendar quarter. Contract Value Credits, if any, will also be credited on a pro rata basis upon termination of the Contract due to full withdrawal, annuitization, or receipt of due proof of death. Contract Value Credits are determined as follows:

     (a) Determine the Contract Value on the last business day of the month or date of Contract termination ("Calculation Date")

     (b) Allocate the Contract Value among the tiers shown below

     (c) Multiply the amount in each tier by the corresponding annual credit percentage

     (d) Sum the results of each tier

     (e) Multiply the number of days that the Contract was in force since the last Calculation Date (excluding the contract date)

     (f)  Divide by 365

                    CONTRACT VALUE TIER                       ANNUAL CREDIT PERCENTAGE
                    -------------------                       ------------------------
Less than $250,000..........................................           0.00%
Next $250,000...............................................           0.20%
Next $250,000...............................................           0.30%
Next $250,000...............................................           0.40%
Next $1,000,000.............................................           0.50%
Next $3,000,000.............................................           0.65%
Excess over $5,000,000......................................           0.75%

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT


The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If any owner dies (or the annuitant if any owner is a non-natural person), the beneficiary will receive a death benefit. You may also designate an annuitant. Except under qualified contracts, you may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant.


If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the death benefit.

Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. When the Contract is issued in exchange for another contract that was co-owned by non-spouses, the Contract will be issued with non-spousal co-owners. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified contracts may not have co-owners.


You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences and may be prohibited on qualified contracts, so you should consult with a qualified tax adviser before assigning the Contract. (See "Federal Income Taxes".)


ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you (and any co-owner) are less than 80 years old. Annuitants on nonqualified Contracts must be less than 80 years old when we issue the Contract. For qualified Contracts owned by natural persons, the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW


When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date you return the Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Mercury Domestic Money Market V.I. Subaccount, we will refund the contract value as of the date you return the Contract.


PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $75,000 or more. Subsequent premium payments generally must each be $50 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject subsequent premium payments for any other reason.

The Contract is available as a non-qualified contract or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $50 minimum for premiums paid under IRA Contracts held in custodial accounts with MLPF&S where you're transferring the complete cash balance of such account into a Contract.

     HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Rebalancing Program, premiums will be allocated based on the subaccounts and percentages you have selected for the program. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this program at any time.

     PREMIUM INVESTMENTS


For the first 14 days following the contract date, we will hold all premiums in the Mercury Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the contract value to the subaccounts you selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Mercury Domestic Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. In Pennsylvania, we will invest all premiums as of the contract date in the subaccounts you selected.)


Currently, you may allocate your premium among all of the available subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the NWQ Small Cap Value Subaccount, 58% allocated to the Lazard International Subaccount, and 30% to the Lord Abbett Government Securities Subaccount. However, you may not allocate 33 1/3% to the NWQ Small Cap Value Subaccount and 66 2/3% to the Lord Abbett Government Securities Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments, transfers into a subaccount, or Contract Value Credits, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any additional death benefit charge, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, amount transferred into the subaccount, or Contract Value Credit by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment, transfer, or Contract Value Credit is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any additional death benefit charge, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Account or any charge that may be assessed against the Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner, provided the owner is a natural person, may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS AMONG SUBACCOUNTS

     GENERAL

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program" and "Rebalancing Program".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     DISRUPTIVE TRADING

Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.


Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:



   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;


   - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and


   -  imposing a redemption fee on certain transfers.


Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.


Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading

Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity.


The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. You should be aware that we may not have the contractual obligation or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, contract owners and other persons with interests in the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection provided by our Disruptive Trading Procedures.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our contract owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.

DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.

REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually according to the frequency, subaccounts and percentages you select based on your investment goals and risk tolerance.

After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. Depending on the frequency you select (on the last business day of each calendar quarter for quarterly rebalancing, on the last business day of June and December for semi-annual rebalancing, or on the last business day of December for annual rebalancing), we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. You may change the frequency of your Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we get proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the subaccount allocations that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE


Before the annuity date, you may make lump-sum withdrawals from the Contract at any time during the contract year. In addition, you may make systematic withdrawals, discussed below. Withdrawals may be subject to tax and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Certain withdrawals from Roth IRAs are tax-free, and withdrawals from tax sheltered annuities are not generally permitted before age 59 1/2, death, disability, severance from employment or hardship. (See "Federal Income Taxes".)


Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center. You may withdraw money by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable contract fee, minus any applicable additional death benefit charge, plus any applicable Contract Value Credits, and minus any applicable charge for premium taxes. (See "Charges, Deductions and Credits.") Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. Certain surrenders of Roth IRAs are tax-free, and surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Account or to determine the value of the Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.


If you change the owner or annuitant on a nonqualified Contract, the new owner or annuitant must be less than 80 years old. For qualified Contracts, the owner generally must be the annuitant.


The Estate Enhancer benefit will terminate upon a non-spousal ownership change, or upon a spousal ownership change where the new spousal owner was over attained age 75 as of the effective date of the Estate Enhancer rider. Any applicable additional death benefit charge will be deducted on the date that the Estate Enhancer benefit terminates.

You may change the owner of the Contract to your spouse without terminating the Estate Enhancer benefit provided that your spouse is younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse on the effective date, if older than the oldest owner since that date.

If the Estate Enhancer benefit terminates and you did not elect the Estate Enhancer benefit in combination with either the Maximum Anniversary Value GMDB or the Premiums Compounded at 5% GMDB, the asset-based insurance charge will not be reduced. This results in a loss of benefits without a corresponding reduction in charges.

DEATH BENEFIT

     GENERAL


Regardless of investment experience, the Contract provides a guaranteed minimum death benefit ("GMDB") to the beneficiary if any owner dies before the annuity date. The GMDB for newly issued Contracts is the Maximum Anniversary Value. (If an owner is a non-natural person, then the death of the annuitant will be treated as the death of the owner.)



Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if any owner dies (or the annuitant if any owner is a non-natural person) before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following receipt of a certified death certificate, whichever is sooner.

If the age of an owner or annuitant, if the owner is a non-natural person, is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds, including any Estate Enhancer benefit, are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)


EXISTING CONTRACT OWNERS PLEASE NOTE: The death benefit applicable to your Contract may vary from the description in the text below. Prior to December 12, 2002, we offered several death benefit options. If you applied for your Contract prior to that date, you may have selected Premiums Compounded at 5% GMDB or Estate Enhancer benefit with Return of Premium GMDB as your death benefit or you may have added the Estate Enhancer as an optional benefit to your Contract.


If you elected Premiums Compounded at 5% GMDB as your death benefit, see APPENDIX A for a description of the death benefit that applies to your Contract.

If you elected the Estate Enhancer with the Return of Premium GMDB as your death benefit, see APPENDIX B for a description of the death benefit that applies to your Contract.

If you elected the Estate Enhancer benefit and added it to the Maximum Anniversary Value GMDB or the Premiums Compounded at 5% GMDB, see APPENDIX C for a description of how the Estate Enhancer benefit will affect your death benefit.

If you would like assistance in determining which death benefit applies to your Contract, please refer to the Contract or contact the Service Center at (800) 535-5549.

     CALCULATION OF DEATH BENEFIT

The death benefit is equal to the greatest of:

     (i)  the contract value;

     (ii) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (iii) the Maximum Anniversary Value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:
a = premiums paid into the Contract less previous "adjusted" withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears immediately above this section.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If the contract has co-owners, we will calculate the anniversary value through the earlier of the older owner's attained age 80 or the anniversary on or prior to any owner's date of death if a death benefit is payable. If an owner is a non-natural person, then the annuitant's age, rather than the owner's age, will be used to determine any age limitations that apply in calculating the Maximum Anniversary Value.

We will calculate the Maximum Anniversary Value based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE GMDB, SEE APPENDIX D.

SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date (except under tax sheltered annuities). Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. If the death benefit, including any Estate Enhancer benefit, which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premiums and transfers of contract value will be increased by any excess of the death benefit over your contract value multiplied by the ratio of your contract value in each subaccount available for investment to your total contract value in the subaccounts available for investment prior to the increase.

If the surviving spouse is attained age 75 or younger on the date he or she elects to continue the Contract, the Estate Enhancer benefit will also be continued, if applicable. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations described under the Estate Enhancer benefit will be based on the surviving spouse's attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purpose of these calculations.

If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, the Estate Enhancer benefit will terminate. If the Estate Enhancer benefit terminates and you did not elect the Estate Enhancer benefit in combination with either the Maximum Anniversary Value GMDB or the Premiums Compounded at 5% GMDB, the asset-based insurance charge will not be reduced. This results in a loss of benefits without a corresponding reduction in charges.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for non-qualified Contracts is the first day of the month following the annuitant's 95th birthday. However, you may specify an earlier annuity date but that date cannot be before the first Contract Anniversary. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity

Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements.


Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the annuitant reaches age 95 (age 70 1/2 for an IRA Contract or tax sheltered annuity). You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the Internal Revenue Code or regulations under it. For qualified contracts, please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.



We calculate your annuity payments as of the annuity date, not the date when the annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value less any applicable premium tax (reduced by any additional death benefit charge collected upon termination and increased by any Contract Value Credit paid upon termination) on the annuity date to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin. The rates will never be less than those shown in the Contract.



If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with interest at an annual rate not to exceed the maximum permitted in your state. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment with interest at an annual rate not to exceed the maximum permitted in your state.


If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

---------------

* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

     *JOINT AND SURVIVOR LIFE ANNUITY


We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; or (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.

     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a non-qualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.


For purposes of Section 72(s), if any owner is a non-natural person, the death of any annuitant will be treated as the death of an owner.


The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

     IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

     WITHDRAWALS AND SURRENDERS


When you take a withdrawal from a non-qualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premium payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified Contract can be zero.


If you withdraw your entire contract value, you will be taxed only on the part that exceeds your "investment in the contract."

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Because the Estate Enhancer benefit should be treated as a taxable death benefit, we believe that for Federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract's benefits (e.g. as investment protection benefit) and that any charges under the Contract for the Estate Enhancer benefit should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of any charge for the Estate Enhancer benefit should be deemed a taxable distribution to you. Although we do not believe that any fees associated with the Estate Enhancer benefit should be treated as taxable withdrawals, you should consult your tax advisor regarding the Estate Enhancer benefit.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if an owner isn't an individual);

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual

Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, ANNUITY DATES, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

OPTIONAL BENEFIT RIDERS

It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the Estate Enhancer, are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend this discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase either as an IRA or through an established IRA custodial account with MLPF&S. Subject to special rules, an individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. Subject to special rules, an individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Subject to special rules, total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether certain death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The Estate Enhancer benefit was not available with an IRA or Roth IRA.


Note: The Treasury recently made changes to the Required Minimum Distribution ("RMD") rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB and/or Estate Enhancer), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.


TAX SHELTERED ANNUITIES


Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable "eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Certain death benefit provisions in the Contract could be characterized as providing an incidental death benefit, the amount of which is limited in any tax sheltered annuity. Individuals using the Contract in connection with such plans should consult their tax advisors as certain death benefit provisions may exceed this limitation. The Estate Enhancer benefit was not available with a tax sheltered annuity. As noted above, the value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.


We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and the District Annuity Specialists a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 1.10% of each premium and up to 1.10% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 2.40% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 0.64% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.12% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS


The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 27, 2006 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account C as of December 31, 2005, and for each of the two years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 31, 2006, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)+

                                          ROSZEL/LORD ABBETT                                   ROSZEL/BKF
                                       LARGE CAP VALUE PORTFOLIO                      LARGE CAP VALUE PORTFOLIO(1)
                             ---------------------------------------------   ----------------------------------------------
                              1/1/05      1/1/04      1/1/03      7/1/02      1/1/05      1/1/04      1/1/03       7/1/02
                                TO          TO          TO          TO          TO          TO          TO           TO
                             12/31/05    12/31/04    12/31/03    12/31/02    12/31/05    12/31/04    12/31/03     12/31/02
                             ---------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
(1) Accumulation unit value
    at beginning of period
    (a)....................  $   13.92   $   12.59   $    9.87   $   10.00   $   12.00   $   10.70   $    8.43   $   10.00
(2) Accumulation unit value
    at end of period.......  $   13.98   $   13.92   $   12.59   $    9.87   $   12.27   $   12.00   $   10.70   $    8.43
(3) Number of accumulation
    units outstanding at
    end of period..........  647,042.7   881,868.7   842,418.5   561,445.4   240,940.7   247,424.2   296,473.5   259,622.2

                                                ROSZEL/MLIM                                 ROSZEL/FAYEZ SAROFIM
                                         RELATIVE VALUE PORTFOLIO                       LARGE CAP CORE PORTFOLIO(2)
                             -------------------------------------------------   ------------------------------------------
                              1/1/05       1/1/04        1/1/03       7/1/02      1/1/05      1/1/04     1/1/03     7/1/02
                                TO           TO            TO           TO          TO          TO         TO         TO
                             12/31/05     12/31/04      12/31/03     12/31/02    12/31/05    12/31/04   12/31/03   12/31/02
                             ---------   -----------   -----------   ---------   ---------   --------   --------   --------
(1) Accumulation unit value
    at beginning of period
    (a)....................  $   12.99   $     11.61   $      9.35   $   10.00   $   11.54   $ 11.17    $  8.96    $ 10.00
(2) Accumulation unit value
    at end of period.......  $   13.03   $     12.99   $     11.61   $    9.35   $   11.73   $ 11.54    $ 11.17    $  8.96
(3) Number of accumulation
    units outstanding at
    end of period..........  993,495.5   1,158,576.1   1,345,902.6   657,788.5   123,509.9   72,152.2   77,179.9   47,199.5

                                       ROSZEL/ALLIANCEBERNSTEIN
                                      LARGE CAP CORE PORTFOLIO(3)
                             ---------------------------------------------
                              1/1/05      1/1/04      1/1/03      7/1/02
                                TO          TO          TO          TO
                             12/31/05    12/31/04    12/31/03    12/31/02
                             ---------   ---------   ---------   ---------
(1) Accumulation unit value
    at beginning of period
    (a)....................  $   10.99   $   10.79   $    8.80   $   10.00
(2) Accumulation unit value
    at end of period.......  $   11.66   $   10.99   $   10.79   $    8.80
(3) Number of accumulation
    units outstanding at
    end of period..........  158,518.6   222,628.1   219,346.1   170,151.2


                                           ROSZEL/LOOMIS SAYLES                              ROSZEL/RITTENHOUSE
                                      LARGE CAP GROWTH PORTFOLIO(4)                      LARGE CAP GROWTH PORTFOLIO
                              ----------------------------------------------   -----------------------------------------------
                               1/1/05      1/1/04      1/1/03       7/1/02      1/1/05      1/1/04       1/1/03       7/1/02
                                 TO          TO          TO           TO          TO          TO           TO           TO
                              12/31/05    12/31/04    12/31/03     12/31/02    12/31/05    12/31/04     12/31/03     12/31/02
                              ---------   ---------   ---------   ----------   ---------   ---------   -----------   ---------
(1) Accumulation unit value
    at beginning of period
    (a).....................  $   11.60   $   10.87   $    8.83    $  10.00    $   10.82   $   10.59   $      9.03   $   10.00
(2) Accumulation unit value
    at end of period........  $   12.56   $   11.60   $   10.87    $   8.83    $   10.66   $   10.82   $     10.59   $    9.03
(3) Number of accumulation
    units outstanding at end
    of period...............  100,078.0   107,902.8   121,268.1    51,714.8    811,647.5   989,376.5   1,080,182.2   721,945.5

                                             ROSZEL/MARSICO                                  ROSZEL/FRANKLIN
                                      LARGE CAP GROWTH PORTFOLIO(5)                    MID CAP GROWTH PORTFOLIO(6)
                              ---------------------------------------------   ----------------------------------------------
                               1/1/05      1/1/04      1/1/03      7/1/02      1/1/05       1/1/04      1/1/03      7/1/02
                                 TO          TO          TO          TO          TO           TO          TO          TO
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/05     12/31/04    12/31/03    12/31/02
                              ---------   ---------   ---------   ---------   ---------   ----------   ---------   ---------
(1) Accumulation unit value
    at beginning of period
    (a).....................  $   11.31   $   11.02   $    8.89   $   10.00   $   11.39   $    10.91   $    8.54   $   10.00
(2) Accumulation unit value
    at end of period........  $   11.43   $   11.31   $   11.02   $    8.89   $   12.59   $    11.39   $   10.91   $    8.54
(3) Number of accumulation
    units outstanding at end
    of period...............  350,553.4   364,051.6   349,649.5   252,860.7   210.574.1   287,020.89   339,646.8   205,429.9

                                      ROSZEL/KAYNE ANDERSON RUDNICK
                                    SMALL-MID CAP VALUE PORTFOLIO(7)
                              ---------------------------------------------
                               1/1/05      1/1/04      1/1/03      7/1/02
                                 TO          TO          TO          TO
                              12/31/05    12/31/04    12/31/03    12/31/02
                              ---------   ---------   ---------   ---------
(1) Accumulation unit value
    at beginning of period
    (a).....................  $   11.12   $   10.26   $    7.89   $   10.00
(2) Accumulation unit value
    at end of period........  $   10.97   $   11.12   $   10.26   $    7.89
(3) Number of accumulation
    units outstanding at end
    of period...............  285,253.4   364,100.1   474,470.8   386,559.5


                                                  ROSZEL/NWQ                                    ROSZEL/DELAWARE
                                           SMALL CAP VALUE PORTFOLIO                    SMALL-MID CAP GROWTH PORTFOLIO
                                 ---------------------------------------------   ---------------------------------------------
                                  1/1/05      1/1/04      1/1/03      7/1/02      1/1/05      1/1/04      1/1/03      7/1/02
                                    TO          TO          TO          TO          TO          TO          TO          TO
                                 12/31/05    12/31/04    12/31/03    12/31/02    12/31/05    12/31/04    12/31/03    12/31/02
                                 ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
    beginning of period (a)....  $   14.68   $   11.54   $    7.67   $   10.00   $   11.17   $   10.10   $    7.55   $   10.00
(2) Accumulation unit value at
    end of period..............  $   16.12   $   14.68   $   11.54   $    7.67   $   11.82   $   11.17   $   10.10   $    7.55
(3) Number of accumulation
    units outstanding at end of
    period.....................  355,997.2   411,974.0   441,030.3   257,884.2   283,372.0   298,145.4   238,053.1   175.853.5

                                                 ROSZEL/LAZARD                               ROSZEL/WILLIAM BLAIR
                                            INTERNATIONAL PORTFOLIO                       INTERNATIONAL PORTFOLIO(8)
                                 ---------------------------------------------   ---------------------------------------------
                                  1/1/05      1/1/04      1/1/03      7/1/02      1/1/05      1/1/04      1/1/03     7/1/02**
                                    TO          TO          TO          TO          TO          TO          TO          TO
                                 12/31/05    12/31/04    12/31/03    12/31/02    12/31/05    12/31/04    12/31/03    12/31/02
                                 ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
    beginning of period (a)....  $   12.80   $   11.21   $    8.85   $   10.00   $   12.73   $   11.60   $    8.83   $   10.00
(2) Accumulation unit value at
    end of period..............  $   13.63   $   12.80   $   11.21   $    8.85   $   14.61   $   12.73   $   11.60   $    8.83
(3) Number of accumulation
    units outstanding at end of
    period.....................  365,553.3   368,052.4   320,651.9   117,103.8   221,032.3   232.552.4   291,619.8   263.792.2

                                               ROSZEL/LORD ABBETT
                                         GOVERNMENT SECURITIES PORTFOLIO
                                 -----------------------------------------------
                                  1/1/05      1/1/04       1/1/03       7/1/02
                                    TO          TO           TO           TO
                                 12/31/05    12/31/04     12/31/03     12/31/02
                                 ---------   ---------   -----------   ---------
(1) Accumulation unit value at
    beginning of period (a)....  $   10.68   $   10.47   $     10.47   $   10.00
(2) Accumulation unit value at
    end of period..............  $   10.72   $   10.68   $     10.47   $   10.47
(3) Number of accumulation
    units outstanding at end of
    period.....................  822,547.3   926,780.4   1,189,858.0   867,091.4


                                                          ROSZEL/MLIM
                                                    FIXED-INCOME PORTFOLIO
                                     -----------------------------------------------------
                                       1/1/05        1/1/04        1/1/03        7/1/02
                                         TO            TO            TO            TO
                                      12/31/05      12/31/04      12/31/03      12/31/02
                                     -----------   -----------   -----------   -----------
(1) Accumulation unit value at
    beginning of period (a)........  $     10.25   $     10.23   $     10.18   $     10.00
(2) Accumulation unit value at end
    of period......................  $     10.16   $     10.25   $     10.23   $     10.18
(3) Number of accumulation units
    outstanding at end of period...  1,285,774.6   1,490,706.8   1,730,141.3   1,108,135.3

                                                    MERCURY DOMESTIC
                                                 MONEY MARKET V.I. FUND
                                     -----------------------------------------------
                                       1/1/05       1/1/04      1/1/03      7/1/02
                                         TO           TO          TO          TO
                                      12/31/05     12/31/04    12/31/03    12/31/02
                                     -----------   ---------   ---------   ---------
(1) Accumulation unit value at
    beginning of period (a)........  $      9.77   $    9.86   $    9.97   $   10.00
(2) Accumulation unit value at end
    of period......................  $      9.85   $    9,77   $    9.86   $    9.97
(3) Number of accumulation units
    outstanding at end of period...    314,194.7   225,213.6   336,476.8   852,609.8


---------------

+ Merrill Lynch Life commenced sales of Consults Annuity on July 1, 2002.

1 Roszel/BKF Large Cap Value Portfolio was formerly named Roszel/Levin Large Cap
  Value Portfolio.


2 Roszel/Fayez Sarofim Large Cap Core Portfolio was formerly named Roszel/Sound
  Large Cap Core Portfolio.


3 Roszel/AllianceBernstein Large Cap Core Portfolio was formerly named
  Roszel/INVESCO-NAM Large Cap Core Portfolio.


4 Roszel/Loomis Sayles Large Cap Growth Portfolio was formerly named
  Roszel/Nicholas-Applegate Large Cap Growth Portfolio.


5 Roszel/Marsico Large Cap Growth Portfolio was formerly named Roszel/Seneca
  Large Cap Growth Portfolio.


6 Roszel/Franklin Mid Cap Growth Portfolio was formerly named Roszel/Seneca Mid
  Cap Growth Portfolio.


7 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio was formerly named
  Roszel/Kayne Anderson Rudnick Mid Cap Value Portfolio. Prior to that, it was named Roszel/Valenzuela Mid Cap Value Portfolio.


8 Roszel/William Blair International Portfolio was formerly named Roszel/Credit
  Suisse International Portfolio.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:


OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements
  Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                                   APPENDIX A

     EXAMPLE OF PREMIUMS COMPOUNDED AT 5% GMDB

If you chose the Premiums Compounded at 5% GMDB, the GMDB is equal to:

     (i) premiums paid into the Contract with interest compounded daily from the date of receipt of premium to yield 5% annually, less

     (ii) "adjusted" withdrawals from the Contract with interest compounded daily from the date of withdrawal to yield 5% annually.

Interest will continue to be credited until the earliest of the older contract owner's attained age 80, the last day of the twentieth contract year or the date of death.

You may withdraw up to 5% of the value of the Premiums Compounded at 5% GMDB at the beginning of each Contract Year and withdrawals will be "adjusted" so that they reduce the Premiums Compounded at 5% GMDB dollar-for-dollar for that Contract Year.

Any withdrawal that causes the total of all withdrawals since the beginning of a Contract Year to exceed 5% of the Premiums Compounded at 5% GMDB as of the beginning of that Contract Year will be "adjusted" so that it reduces the GMDB proportionally. The adjustment is determined by multiplying the amount of the withdrawal by the ratio of the Premiums Compounded at 5% GMDB to the contract value, where both values are calculated immediately prior to the withdrawal. This adjustment may cause the Premiums Compounded at 5% GMDB to be reduced by more than the amount of the withdrawal.

We will calculate Premiums Compounded at 5% GMDB based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time that the 5% interest will compound. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Premiums Compounded at 5% GMDB at the time of ownership change, the period of time used in the calculation of the Premiums Compounded at 5% GMDB will be based on the age of the new owner at the time of ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Premiums Compounded at 5% GMDB as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

THE PURPOSE OF THE EXAMPLE ON THE NEXT PAGE IS TO ILLUSTRATE THE OPERATION OF THE PREMIUMS COMPOUNDED AT 5% GUARANTEED MINIMUM DEATH BENEFIT, IN PARTICULAR, THE CALCULATION OF "ADJUSTED" WITHDRAWALS. THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTS, INCLUDING INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.

EXAMPLE: Assume a 65 year-old person purchased a Contract on September 1, 2006 with the Premiums Compounded at 5% guaranteed minimum death benefit and made an initial payment of $100,000. The following chart depicts the impact of both withdrawals and investment performance on the death benefit at certain points over the life of the contract owner.



                                                                         TRANSACTIONS                CONTRACT   PREM. COMP.
                                                                      ------------------    ADJ.      VALUE        AT 5%
 DATE                                                                  PREM.     WITHDR.   WITHDR.     (CV)       (GMDB)
 ----                                                                 --------   -------   -------   --------   -----------
9/1/06  THE CONTRACT IS ISSUED                                        $100,000                       $100,000    $100,000

9/1/07  FIRST CONTRACT ANNIVERSARY                                                                   $103,500    $105,000
        Assume contract value increased by $3,500 due to positive
        investment performance.

1/1/08  OWNER TAKES A $5,250 WITHDRAWAL*                                         $5,250    $5,082    $96,250     $101,644
        Assume contract value decreased by $2,000 due to negative
        investment performance.
        Is withdrawal equal to or less than 5% of GMDB as of 9/1/07?
        $5,250 <= 5% of $105,000 = $5,250
        Adjusted withdrawal = withdrawal discounted for the number of days until the next contract anniversary at
        5% = $5,250/(1.05 caret (243/365)) = $5,082
        GMDB as of 1/1/08 = GMDB as of 9/1/07 compounded at 5%
        interest for the number of days since the last anniversary less adjusted withdrawals = $105,000 X 1.05 caret (122/365)
        - Adj. withdr. = $106,726 - $5,082 = $101,644
        This means that as long as withdrawals during the contract year do not exceed 5% of the last anniversary GMDB they will be adjusted as of the current date so that they will
        effectively reduce the next anniversary GMDB dollar for
        dollar. (see 9/1/2008 below)

9/1/08  SECOND CONTRACT ANNIVERSARY
        Assume contract value increased by $5,000 due to positive                                    $101,250    $105,000
        investment performance
        GMDB as of 9/1/08 = GMDB as of 9/1/03 compounded at
                            5% interest less the adjusted
                            withdrawal as of 1/1/08 compounded at
                            5% interest for the number of days
                            since the withdrawal
                           = 9/1/07 GMDB X 1.05 - adj.
                            withdrawal X 1.05 caret
                            (243/365) = $105,000 X 1.05 -
                            $5,082 X 1.05 caret (243/365) = $110,250
                            - $5,250 = $105,000
        Note that $5,250 withdrawal as of 1/1/08 reduces the 9/1/2008 GMDB dollar for dollar.

     *  IF INSTEAD THE OWNER TOOK A WITHDRAWAL OF $10,000 AS OF                  $10,000   $10,515   $91,500     $ 96,211
        1/1/2008 THEN:
        Is withdrawal equal to or less than 5% of GMDB as of 9/1/07
        5% of $105,000 = $5,250
        Since the withdrawal exceeds 5% of the last anniversary
        GMDB, the withdrawal will be adjusted so that it
        proportionally reduces the GMDB
        Adjusted withdrawal = withdrawal X GMDB/CV (where all values are determined immediately prior to the withdrawal) = 10,000
        X $106,726/101,500 = 10,515
        GMDB = $105,000 X 1.05 caret (122/365) - Adj. withdr. =
        $106,726 - $10,515 = $96,211

        DEATH BENEFIT
         (GREATER OF
           CV AND
 DATE       GMDB)
 ----   -------------
9/1/06    $100,000
9/1/07    $105,000
1/1/08    $101,644
9/1/08
          $105,000
     *    $ 96,211

                                   APPENDIX B

     EXAMPLE OF ESTATE ENHANCER WITH RETURN OF PREMIUM GMDB

If you elected the Estate Enhancer benefit without adding it to either the Maximum Anniversary Value GMDB or the Premiums Compounded at 5% GMDB, a Return of Premium GMDB is provided. The Return of Premium GMDB is equal to:

     (i)  premiums paid into the Contract, less

     (ii) "adjusted" withdrawals from the Contract.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

                                   APPENDIX C

     EXAMPLE OF ESTATE ENHANCER BENEFIT

If you elected the Estate Enhancer benefit, coverage in addition to your GMDB is provided. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit.

You cannot cancel the Estate Enhancer benefit (except in North Dakota). The Estate Enhancer benefit, however, will terminate if you annuitize or surrender the contract, upon certain ownership changes, or if the Contract otherwise terminates (See "Contract Changes").

THE AMOUNT OF THE ESTATE ENHANCER BENEFIT DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT. BECAUSE WITHDRAWALS AND POOR PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ESTATE ENHANCER BENEFIT. IT IS POSSIBLE THAT THE ESTATE ENHANCER BENEFIT MAY NOT HAVE ANY VALUE.

The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date. The effective date is the contract date unless the Contract is continued under the spousal continuation provision, in which case the effective date is the date the surviving spouse elects to continue the Contract. If you are attained age 69 or under on the effective date, your benefit is equal to 45% of the Estate Enhancer gain (but not less than zero). In no event will the benefit exceed 45% of net premiums (excluding any premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person, and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums paid into the Contract. Net premiums equal the premiums paid into the Contract less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are attained age 70 or over on the contract date, the percentages are reduced from 45% to 30% in the calculation above.

See "Contract Changes" for the effect of an ownership change on the Estate Enhancer benefit.

THE PURPOSE OF THE EXAMPLE ON THE NEXT PAGE IS TO ILLUSTRATE THE OPERATION OF THE ESTATE ENHANCER BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES OR ANY CONTRACT VALUE CREDITS.

FACTS: Assume that a couple (ages 60 and 55) purchased a Contract on October 1, 2006 with the Estate Enhancer benefit, and makes an initial premium payment of $100,000. The Contract value as of receipt of due proof of death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.


Net Premiums................................................   $100,000
Contract Value..............................................   $300,000
Estate Enhancer Gain........................................   $200,000
Estate Enhancer benefit
Lesser of 45% of Estate Enhancer Gain ($90,000) or 45% of
  Net Premiums ($45,000)....................................   $ 45,000

* Assuming the contract value is greater than the GMDB, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

                                   APPENDIX D

  EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB


EXAMPLE: The purpose of this example is to illustrate the operation of the Maximum Anniversary Value GMDB. You pay an initial premium of $100,000 on October 1, 2006 and a subsequent premium of $10,000 on April 1, 2008. You also make a withdrawal of $50,000 on May 1, 2008. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."


                                                                                                (A)          (B)          (C)
                                                                                             ---------   ------------   --------
                                                                           TRANSACTIONS        PREMS         MAX
                                                                        ------------------   LESS ADJ.   ANNIV. VALUE   CONTRACT
DATE                                                                     PREM.     WITHDR.   WITHDRWS.      (MAV)        VALUE
----                                                                    --------   -------   ---------   ------------   --------
10/01/06  THE CONTRACT IS ISSUED                                        $100,000             $100,000            $0     $100,000
          MAV is $0 until first contract anniversary
10/01/07  FIRST CONTRACT ANNIVERSARY                                                         $100,000      $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2007 = Contract value on
          10/1/2007 = $110,000
          MAV = greatest of anniversary values = $110,000
04/01/08  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000      $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 10/1/2007 = contract value on
          10/1/2007 + premiums added since that anniversary = $110,000
          + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
05/01/08  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000      $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 10/1/2007 = contract value on
          10/1/2007 + premiums added - adjusted withdrawals since that anniversary = $110,000 + $10,000 - $60,000 = $60,000
          Adjusted withdrawal = withdrawal X maximum ((MAV, prems -
          adj. withdrs.)) / contract value
          = 50,000 maximum (120,000, 110,000) / 100,000
          = $50,000 x 120,000 / 100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
10/01/08  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000      $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 10/1/2007 = $60,000
          Anniversary value for 10/1/2008 = contract value on
          10/1/2007 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
10/01/09  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000      $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2007 = $60,000
          Anniversary value for 10/1/2008 = contract value on
          10/1/2008 = $55,000
          Anniversary value for 10/1/2009 = contract value on
          10/1/2009 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000


DATE                 DEATH BENEFIT
----      -----------------------------------
10/01/06  $100,000 (maximum of (A), (B), (C))
10/01/07  $110,000 (maximum of (A), (B), (C))
04/01/08  $120,000 (maximum of (A), (B), (C))
05/01/08  $ 60,000 (maximum of (A), (B), (C))
10/01/08  $ 60,000 (maximum of (A), (B), (C))
10/01/09  $ 65,000 (maximum of (A), (B), (C))

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.


This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2006, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3
Keep Well Agreement.........................................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT C........................................  S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through the various Merrill Lynch Life Agencies.


For the years ended December 31, 2005, 2004 and 2003, Distributor received $27,731, $102,102 and $339,778, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2005, 2004 and 2003, Merrill Lynch Life paid administrative services fees of $33.1 million, $33.2 million and $33.5 million respectively.



KEEP WELL AGREEMENT



On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with Merrill Lynch Life. Under the agreement, at all times that Merrill Lynch Life is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that Merrill Lynch Life maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2005, the statutory net worth of Merrill Lynch Life was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD


From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Mercury Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee, but not the Additional Death Benefit Charge. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:


                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


Merrill Lynch Life also may quote the effective yield of the Mercury Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yield for the Mercury Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Mercury Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Mercury Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Mercury Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


                                                               FUND           SUBACCOUNT
                                                             INCEPTION        INCEPTION
                         FUND                                  DATE              DATE
                         ----                            -----------------   ------------
Roszel/Lord Abbett Large Cap Value Portfolio             July 1, 2002        July 1, 2002
Roszel/BKF Large Cap Value Portfolio(1)                  July 1, 2002        July 1, 2002
Roszel/MLIM Relative Value Portfolio                     July 1, 2002        July 1, 2002
Roszel/Fayez Sarofim Large Cap Core Portfolio            July 1, 2002        July 1, 2002
Roszel/AllianceBernstein Large Cap Core Portfolio(2)     July 1, 2002        July 1, 2002
Roszel/Loomis Sayles Large Cap Growth Portfolio(3)       July 1, 2002        July 1, 2002

                                                               FUND           SUBACCOUNT
                                                             INCEPTION        INCEPTION
                         FUND                                  DATE              DATE
                         ----                            -----------------   ------------
Roszel/Rittenhouse Large Cap Growth Portfolio            July 1, 2002        July 1, 2002
Roszel/Marsico Large Cap Growth Portfolio(4)             July 1, 2002        July 1, 2002
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value
  Portfolio(5)                                           July 1, 2002        July 1, 2002
Roszel/Franklin Mid Cap Growth Portfolio                 July 1, 2002        July 1, 2002
Roszel/NWQ Small Cap Value Portfolio                     July 1, 2002        July 1, 2002
Roszel/Delaware Small-Mid Cap Growth Portfolio           July 1, 2002        July 1, 2002
Roszel/Lazard International Portfolio                    July 1, 2002        July 1, 2002
Roszel/William Blair International Portfolio             July 1, 2002        July 1, 2002
Roszel/Lord Abbett Government Securities Portfolio       July 1, 2002        July 1, 2002
Roszel/MLIM Fixed-Income Portfolio                       July 1, 2002        July 1, 2002
Mercury Domestic Money Market V.I. Fund                  February 21, 1992   July 1, 2002


---------------

(1) Effective January 6, 2006, BKF Asset Management Company replaced John A. Levin & Co. as investment adviser.


(2) Effective July 1, 2005, AllianceBernstein L.P. (formerly Alliance Capital Management, L.P.) replaced INVESCO National Asset Management Group as investment adviser.


(3) Effective July 1, 2005, Loomis, Sayles & Company replaced Nicholas-Applegate Capital Management LLC as investment adviser.


(4) Effective July 1, 2005, Marsico Capital Management, LLC replaced Seneca Capital Management LLC as investment adviser.


(5) Effective July 1, 2005, Roszel/Kayne Anderson Rudnick Mid Cap Value Portfolio was renamed Kayne Anderson Rudnick Small-Mid Cap Value Portfolio.


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) -- 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Merrill Lynch Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of Merrill Lynch Life Variable Annuity Separate Account C, comprised of the divisions investing in the Mercury Domestic Money Market V.I. Fund, Roszel / William Blair International Portfolio, Roszel / Lazard International Portfolio, Roszel / Levin Large Cap Value Portfolio, Roszel / Lord Abbett Government Securities Portfolio, Roszel / Lord Abbett Large Cap Value Portfolio, Roszel / MLIM Fixed-Income Portfolio, Roszel / MLIM Relative Value Portfolio, Roszel / Alliance Large Cap Core Portfolio (formerly INVESCO-NAM Large Cap Core Portfolio), Roszel / Delaware Small-Mid Cap Growth Portfolio, Roszel / Loomis Sayles Large Cap Growth Portfolio (formerly Roszel / Nicholas-Applegate Large Cap Growth Portfolio), Roszel / NWQ Small Cap Value Portfolio, Roszel / Rittenhouse Large Cap Growth Portfolio, Roszel / Marsico Large Cap Growth Portfolio (formerly Roszel / Seneca Large Cap Growth Portfolio), Roszel / Franklin Mid Cap Growth Portfolio (formerly Roszel / Seneca Mid Cap Growth Portfolio), Roszel / Fayez Sarofim Large Cap Core Portfolio, and Roszel / Kayne Anderson Rudnick Small-Mid Cap Value
Portfolio (formerly Roszel / Valenzuela Mid Cap Value Portfolio), (collectively, the "Divisions"), as of December 31, 2005, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Divisions' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2005, the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

New York, New York
March 31, 2006

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Mercury           Roszel /
                                                                              Domestic           William           Roszel /
                                                                               Money              Blair              Lazard
                                                                               Market         International      International
                                                                             V.I. Fund          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investment in FAM Variable Series Funds, Inc. (Note 1):
    Mercury Domestic Money Market V.I. Fund, 3,095 shares
      (Cost $3,095)                                                     $           3,095  $                  $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / William Blair International Portfolio, 294 shares
      (Cost $3,186)                                                                                    3,229

    Roszel / Lazard International Portfolio, 377 shares
      (Cost $4,532)                                                                                                       4,984
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $           3,095  $           3,229  $           4,984
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $           3,095  $           3,229  $           4,984
                                                                        ==========================================================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                               Levin           Lord Abbett        Lord Abbett
                                                                             Large Cap          Government         Large Cap
                                                                               Value            Securities           Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Levin Large Cap Value Portfolio, 304 shares
      (Cost $2,895)                                                     $           2,957  $                  $

    Roszel / Lord Abbett Government Securities Portfolio, 861 shares
      (Cost $8,961)                                                                                    8,819

    Roszel / Lord Abbett Large Cap Value Portfolio, 710 shares
      (Cost $8,675)                                                                                                       9,043
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $           2,957  $           8,819  $           9,043
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $           2,957  $           8,819  $           9,043
                                                                        ==========================================================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /           Roszel /
                                                                                MLIM               MLIM             Alliance
                                                                               Fixed-           Relative           Large Cap
                                                                               Income             Value               Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / MLIM Fixed-Income Portfolio, 1,333 shares
      (Cost $13,506)                                                    $          13,061  $                  $

    Roszel / MLIM Relative Value Portfolio, 1,107 shares
      (Cost $11,955)                                                                                  12,942

    Roszel / Alliance Large Cap Core Portfolio, 167 shares
      (Cost $1,767)                                                                                                       1,849
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $          13,061  $          12,942  $           1,849
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $          13,061  $          12,942  $           1,849
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /           Roszel /
                                                                              Delaware        Loomis Sayles           NWQ
                                                                             Small-Mid          Large Cap          Small Cap
                                                                             Cap Growth           Growth             Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Delaware Small-Mid Cap Growth Portfolio, 276 shares
      (Cost $2,929)                                                     $           3,350  $                  $

    Roszel / Loomis Sayles Large Cap Growth Portfolio, 106 shares
      (Cost $1,174)                                                                                    1,257

    Roszel / NWQ Small Cap Value Portfolio, 442 shares
      (Cost $5,196)                                                                                                       5,739
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $           3,350  $           1,257  $           5,739
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $           3,350  $           1,257  $           5,739
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /            Roszel /
                                                                            Rittenhouse          Marsico            Franklin
                                                                             Large Cap          Large Cap           Mid Cap
                                                                               Growth             Growth             Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Rittenhouse Large Cap Growth Portfolio, 811 shares
      (Cost $8,284)                                                     $           8,649  $                  $

    Roszel / Marsico Large Cap Growth Portfolio, 358 shares
      (Cost $3,909)                                                                                    4,008

    Roszel / Franklin Mid Cap Growth Portfolio, 221 shares
      (Cost $2,338)                                                                                                       2,652
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $           8,649  $           4,008  $           2,652
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $           8,649  $           4,008  $           2,652
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                 Divisions Investing In
                                                                        =====================================
                                                                             Roszel /           Roszel /
                                                                           Fayez Sarofim      Kayne Anderson
                                                                             Large Cap       Rudnick Small-Mid
                                                                                Core            Cap Value
                                                                             Portfolio          Portfolio
                                                                        ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Fayez Sarofim Large Cap Core Portfolio, 128 shares
      (Cost $1,482)                                                     $           1,448  $

    Roszel / Kayne Anderson Rudnick Small-Mid Cap Value Portfolio, 322 shares
      (Cost $2,948)                                                                                    3,128

                                                                        ---------------------------------------
Total Assets                                                            $           1,448  $           3,128
                                                                        =======================================

Net Assets
  Accumulation Units                                                    $           1,448  $           3,128
                                                                        =======================================
See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Mercury           Roszel /
                                                                              Domestic           William           Roszel /
                                                                               Money              Blair             Lazard
                                                                               Market         International      International
                                                                             V.I. Fund          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              69  $              71  $              58
 Asset-Based Insurance Charges (Note 8)                                               (47)               (58)               (89)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                         22                 13                (31)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                268                344
 Net Change In Unrealized Depreciation
    During the Year                                                                     0               (531)              (336)
 Capital Gain Distributions (Note 2)                                                    0                683                325
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                        0                420                333
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             22                433                302
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             2,962                 51                101
 Contract Owner Withdrawals                                                          (582)              (640)              (816)
 Net Transfers In (Out) (Note 3)                                                   (1,507)               426                685
 Contract Charges (Note 8)                                                              0                 (1)                 0
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               873               (164)               (30)
                                                                        ------------------ ------------------ ------------------
  Decrease in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                               895                269                272
Net Assets, Beginning of Period                                                     2,200              2,960              4,712
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           3,095  $           3,229  $           4,984
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                               Levin           Lord Abbett        Lord Abbett
                                                                             Large Cap          Government         Large Cap
                                                                               Value            Securities           Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              42  $             363  $              93
 Asset-Based Insurance Charges (Note 8)                                               (55)              (178)              (191)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (13)               185                (98)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  91                (30)               993
 Net Change In Unrealized Depreciation
    During the Year                                                                  (521)              (120)            (2,024)
 Capital Gain Distributions (Note 2)                                                  507                  0              1,093
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                       77               (150)                62
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             64                 35                (36)
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                15                144                 51
 Contract Owner Withdrawals                                                          (265)            (1,503)            (3,148)
 Net Transfers In (Out) (Note 3)                                                      173                243               (100)
 Contract Charges (Note 8)                                                              0                 (2)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               (77)            (1,118)            (3,198)
                                                                        ------------------ ------------------ ------------------
  Decrease in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                               (13)            (1,083)            (3,234)
Net Assets, Beginning of Period                                                     2,970              9,902             12,277
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           2,957  $           8,819  $           9,043
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /           Roszel /
                                                                                MLIM               MLIM             Alliance
                                                                               Fixed-            Relative          Large Cap
                                                                               Income             Value               Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $             499  $             235  $              11
 Asset-Based Insurance Charges (Note 8)                                              (262)              (254)               (40)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        237                (19)               (29)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 (64)               887                114
 Net Change In Unrealized Depreciation
    During the Year                                                                  (299)            (2,464)              (184)
 Capital Gain Distributions (Note 2)                                                    0              1,627                201
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                     (363)                50                131
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (126)                31                102
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               177                406                 54
 Contract Owner Withdrawals                                                        (1,878)            (2,589)              (678)
 Net Transfers In (Out) (Note 3)                                                     (384)                44                (75)
 Contract Charges (Note 8)                                                             (3)                (1)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (2,088)            (2,140)              (700)
                                                                        ------------------ ------------------ ------------------
  Decrease in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                            (2,214)            (2,109)              (598)
Net Assets, Beginning of Period                                                    15,275             15,051              2,447
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $          13,061  $          12,942  $           1,849
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                              Delaware        Loomis Sayles           NWQ
                                                                             Small-Mid          Large Cap          Small Cap
                                                                             Cap Growth           Growth             Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $               1  $               8
 Asset-Based Insurance Charges (Note 8)                                               (62)               (21)              (108)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (62)               (20)              (100)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 302                105                605
 Net Change In Unrealized Depreciation
    During the Year                                                                  (168)               (94)              (966)
 Capital Gain Distributions (Note 2)                                                  119                 91                986
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      253                102                625
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            191                 82                525
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                37                 51                 74
 Contract Owner Withdrawals                                                          (546)              (241)            (1,035)
 Net Transfers In (Out) (Note 3)                                                      337                114                127
 Contract Charges (Note 8)                                                              0                  0                 (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              (172)               (76)              (835)
                                                                        ------------------ ------------------ ------------------
  Decrease in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                                19                  6               (310)
Net Assets, Beginning of Period                                                     3,331              1,251              6,049
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           3,350  $           1,257  $           5,739
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /            Roszel /
                                                                            Rittenhouse          Marsico            Franklin
                                                                             Large Cap          Large Cap           Mid Cap
                                                                               Growth             Growth             Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              50  $               3  $               0
 Asset-Based Insurance Charges (Note 8)                                              (173)               (73)               (52)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                       (123)               (70)               (52)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 435                204                247
 Net Change In Unrealized Depreciation
    During the Year                                                                  (981)              (302)               (15)
 Capital Gain Distributions (Note 2)                                                  529                210                 89
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      (17)               112                321
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (140)                42                269
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               128                 31                 49
 Contract Owner Withdrawals                                                        (1,242)              (679)              (462)
 Net Transfers In (Out) (Note 3)                                                     (800)               496               (473)
 Contract Charges (Note 8)                                                             (1)                (1)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (1,915)              (153)              (887)
                                                                        ------------------ ------------------ ------------------
  Decrease in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                            (2,055)              (111)              (618)
Net Assets, Beginning of Period                                                    10,704              4,119              3,270
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           8,649  $           4,008  $           2,652
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                 Divisions Investing In
                                                                        =====================================
                                                                             Roszel /           Roszel /
                                                                           Fayez Sarofim      Kayne Anderson
                                                                             Large Cap       Rudnick Small-Mid
                                                                                Core            Cap Value
                                                                             Portfolio          Portfolio
                                                                        ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               5  $               0
 Asset-Based Insurance Charges (Note 8)                                               (27)               (62)
                                                                        ------------------ ------------------
  Net Investment Income (Loss)                                                        (22)               (62)
                                                                        ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  67                284
 Net Change In Unrealized Depreciation
    During the Year                                                                  (116)              (828)
 Capital Gain Distributions (Note 2)                                                   94                538
                                                                        ------------------ ------------------
  Net Gain (Loss) on Investments                                                       45                 (6)
                                                                        ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             23                (68)
                                                                        ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                38                 30
 Contract Owner Withdrawals                                                          (445)              (570)
 Net Transfers In (Out) (Note 3)                                                    1,001               (310)
 Contract Charges (Note 8)                                                              0                 (1)
                                                                        ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               594               (851)
                                                                        ------------------ ------------------
  Decrease in Amounts Retained
   in Separate Account C, net (Note 4)                                               (123)                 0
                                                                        ------------------ ------------------

Total Increase (Decrease) in Net Assets                                               494               (919)
Net Assets, Beginning of Period                                                       954              4,047
                                                                        ------------------ ------------------
Net Assets, End of Period                                               $           1,448  $           3,128
                                                                        ================== ==================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Mercury           Roszel /
                                                                              Domestic           William           Roszel /
                                                                               Money              Blair              Lazard
                                                                               Market         International      International
                                                                             V.I. Fund          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              26  $              49  $              27
 Asset-Based Insurance Charges (Note 8)                                               (56)               (56)               (86)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (30)                (7)               (59)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                            0                344                559
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                        0               (268)               154
 Capital Gain Distributions (Note 2)                                                    0                177                 22
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                        0                253                735
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            (30)               246                676
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            10,566                 23                 79
 Contract Owner Withdrawals                                                        (2,644)              (615)            (1,459)
 Net Transfers In (Out) (Note 3)                                                   (9,008)               (78)             1,820
 Contract Charges (Note 8)                                                             (2)                 0                  0
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (1,088)              (670)               440
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                            (1,118)              (424)             1,116
Net Assets, Beginning of Period                                                     3,318              3,384              3,596
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           2,200  $           2,960  $           4,712
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                               Levin           Lord Abbett        Lord Abbett
                                                                             Large Cap          Government         Large Cap
                                                                               Value            Securities           Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              28  $             376  $              51
 Asset-Based Insurance Charges (Note 8)                                               (54)              (213)              (217)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (26)               163               (166)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                          290                (12)             1,056
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (126)                92                105
 Capital Gain Distributions (Note 2)                                                  194                  0                309
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      358                 80              1,470
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            332                243              1,304
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               123                132                312
 Contract Owner Withdrawals                                                          (544)            (3,273)            (2,828)
 Net Transfers In (Out) (Note 3)                                                     (113)               350              2,881
 Contract Charges (Note 8)                                                              0                 (2)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              (534)            (2,793)               364
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------
Total Increase (Decrease) in Net Assets                                              (202)            (2,550)             1,668
Net Assets, Beginning of Period                                                     3,172             12,452             10,609
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           2,970  $           9,902  $          12,277
                                                                        ================== ================== ==================


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                                MLIM               MLIM             Alliance
                                                                               Fixed-            Relative          Large Cap
                                                                               Income             Value               Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $             477  $             170  $               9
 Asset-Based Insurance Charges (Note 8)                                              (305)              (288)               (46)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        172               (118)               (37)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                            8              1,088                150
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (152)               557                (97)
 Capital Gain Distributions (Note 2)                                                    0                208                 37
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                     (144)             1,853                 90
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             28              1,735                 53
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               116                523                 51
 Contract Owner Withdrawals                                                        (3,228)            (2,716)              (400)
 Net Transfers In (Out) (Note 3)                                                      662               (110)               377
 Contract Charges (Note 8)                                                             (2)                (2)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (2,452)            (2,305)                27
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------
Total Increase (Decrease) in Net Assets                                            (2,424)              (570)                80
Net Assets, Beginning of Period                                                    17,699             15,621              2,367
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $          15,275  $          15,051  $           2,447
                                                                        ================== ================== ==================


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                              Delaware        Loomis Sayles           NWQ
                                                                             Small-Mid          Large Cap          Small Cap
                                                                             Cap Growth           Growth             Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $               0  $               8
 Asset-Based Insurance Charges (Note 8)                                               (53)               (22)              (103)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (53)               (22)               (95)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                          209                 82                965
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      137                (12)                30
 Capital Gain Distributions (Note 2)                                                    0                 33                501
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      346                103              1,496
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            293                 81              1,401
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                65                 18                144
 Contract Owner Withdrawals                                                          (436)              (154)            (1,371)
 Net Transfers In (Out) (Note 3)                                                    1,007                 (9)               788
 Contract Charges (Note 8)                                                             (2)                (3)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               634               (148)              (440)
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------
Total Increase (Decrease) in Net Assets                                                927                (67)               961
Net Assets, Beginning of Period                                                      2,404              1,318              5,088
                                                                         ------------------ ------------------ ------------------
Net Assets, End of Period                                                $           3,331  $           1,251  $           6,049
                                                                         ================== ================== ==================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                            Rittenhouse          Marsico            Franklin
                                                                             Large Cap          Large Cap           Mid Cap
                                                                               Growth             Growth             Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              14  $               1  $               0
 Asset-Based Insurance Charges (Note 8)                                              (204)               (78)               (67)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                       (190)               (77)               (67)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                          425                227                213
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      (45)              (171)              (290)
 Capital Gain Distributions (Note 2)                                                    0                108                282
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      380                164                205
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            190                 87                138
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               230                 75                 37
 Contract Owner Withdrawals                                                        (1,940)              (814)              (551)
 Net Transfers In (Out) (Note 3)                                                      786                919                (61)
 Contract Charges (Note 8)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              (924)               180               (575)
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                  0
                                                                        ------------------ ------------------ ------------------
Total Increase (Decrease) in Net Assets                                              (734)               267               (437)
Net Assets, Beginning of Period                                                    11,438              3,852              3,707
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $          10,704  $           4,119  $           3,270
                                                                        ================== ================== ==================


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                 Divisions Investing In
                                                                        =====================================
                                                                             Roszel /           Roszel /
                                                                           Fayez Sarofim      Kayne Anderson
                                                                             Large Cap       Rudnick Small-Mid
                                                                                Core            Cap Value
                                                                             Portfolio          Portfolio
                                                                        ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               2  $               4
 Asset-Based Insurance Charges (Note 8)                                               (14)               (83)
                                                                        ------------------ ------------------
  Net Investment Income (Loss)                                                        (12)               (79)
                                                                        ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                           51                413
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      (50)               (27)
 Capital Gain Distributions (Note 2)                                                   21                 16
                                                                        ------------------ ------------------
  Net Gain (Loss) on Investments                                                       22                402
                                                                        ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             10                323
                                                                        ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0                 69
 Contract Owner Withdrawals                                                          (103)              (936)
 Net Transfers In (Out) (Note 3)                                                       64               (276)
 Contract Charges (Note 8)                                                              0                 (1)
                                                                        ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               (39)            (1,144)
                                                                        ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                  6                  0
                                                                        ------------------ ------------------
Total Increase (Decrease) in Net Assets                                               (23)              (821)
Net Assets, Beginning of Period                                                       977              4,868
                                                                        ------------------ ------------------
Net Assets, End of Period                                               $             954  $           4,047
                                                                        ================== ==================


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account C ("Separate Account C"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account C is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of seventeen investment divisions that support one annuity contract - Consults Annuity. Only investment divisions with balances at December 31, 2005 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2005 or 2004 are shown in the Statements of Operations and Change in Net Assets. The investment divisions are as follows:

   FAM Variable Series Funds, Inc. (formerly Merrill Lynch Variable Series Funds, Inc.) - One of the investment divisions invests in the shares of a single mutual fund portfolio of the FAM Variable Series Funds, Inc. ("FAM Variable Series Funds"). The investment division was re-branded May 1, 2005, and reflects the name Mercury. The investment advisor to the FAM Variable Series Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

   MLIG Variable Insurance Trust - Sixteen of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to the MLIG Variable Trust is Roszel Advisors, LLC, an indirect subsidiary of Merrill Lynch & Co.

       Effective July 23, 2004, the Roszel / Levin Large Cap Value Portfolio was reopened for allocations of premiums and contract value from new investors. Previously, the Roszel / Levin Large Cap Value Portfolio was placed on hold to allocations of premiums and contract value from new investors as of June 18, 2003.

       Effective November 1, 2004,the Roszel / Credit Suisse International Portfolio was renamed the Roszel / William Blair International Portfolio, and was reopened for allocations of premiums and contract value from new investors. Previously, the Roszel / Credit Suisse International Portfolio was placed on hold to allocations of premiums and contract value from new investors as of August 1, 2003.

       Effective October 1, 2004, the Roszel / Sound Large Cap Core Portfolio was renamed the Roszel / Fayez Sarofim Large Cap Core Portfolio, and was reopened for allocations of premiums and contract value from new investors. Previously, the Roszel / Sound Large Cap Core Portfolio was placed on hold to allocations of premiums and contract value from new investors as of October 17, 2003.

       Effective April 25, 2005, the Roszel / Valenzuela Mid Cap Value Portfolio was renamed the Roszel / Kayne Anderson Rudnick Small-Mid Cap Value Portfolio, and was reopened for allocations of premiums and contract value from new investors. Previously, the Roszel / Valenzuela Mid Cap Value Portfolio was placed on hold to allocations of premiums and contract value from new investors as of February 3, 2004.

       Effective February 25, 2005, the Roszel / MLIM Relative Value Portfolio was reopened for allocations of premiums and contract value from new investors. Previously, the Roszel / MLIM Relative Value Portfolio was placed on hold to allocations of premiums and contract value from new investors as of March 16, 2004.

       Effective April 29, 2005, the Roszel / Seneca Mid Cap Growth Portfolio was renamed the Roszel / Franklin Mid Cap Growth Portfolio, and was reopened for allocations of premiums and contract value from new investors. Previously, the Roszel / Seneca Mid Cap Growth Portfolio was placed on hold to allocations of premiums and contract value from new investors as of November 19, 2004.

       Effective July 1, 2005, the Roszel / Seneca Large Cap Growth Portfolio was renamed the Roszel / Marsico Large Cap Growth Portfolio, and was reopened for allocations of premiums and contract value from new investors. Previously, the Roszel / Seneca Large Cap Growth Portfolio was placed on hold to allocations of premiums and contract value from new investors as of December 10, 2004.

       Effective July 1, 2005,the Roszel / INVESCO-NAM Large Cap Core Portfolio was renamed the Roszel / Alliance Large Cap Core Portfolio. Previously, the Roszel / INVESCO-NAM Large Cap Core Portfolio were placed on hold to allocations of premiums and contract value from new investors. The Investment divisions accept additional deposits from existing contract holders as of December 10, 2004.

       Effective  July  1,  2005,  the    Roszel / Nicholas-
       Applegate Large  Cap Growth Portfolio was renamed the
       Roszel / Loomis Sayles Large Cap Growth Portfolio.

   The assets of Separate Account C are registered in the name of Merrill Lynch Life. The portion of Separate Account C's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   C provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits ("GMDB")) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to  make  estimates  and  assumptions
   that   affect  the   reported   amounts  of   assets  and
   liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The operations of Separate Account C are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account C for any Federal income tax attributable to Separate Account C. No charge is currently being made against Separate Account C for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account C if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account C may also be made.

3. NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account C investment divisions.

4. INVESTMENTS IN SEPARATE ACCOUNT

   During the year, Merrill Lynch Life held $123,000 in net assets in Separate Account C which was representative of an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions; however, as of December 30, 2005, the entire investment was sold. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account.

5. SUBSEQUENT EVENT

  On February 15, 2006, Merrill Lynch announced that it had signed a definitive agreement under which it would transfer its MLIM investment management business to BlackRock, Inc. ("BlackRock") in exchange for a 49.8% interest in the combined firm, including a 45% voting interest.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases  and   proceeds  from sales of  investments for the year  ended  December 31, 2005 were as follows:

(In thousands)
                                                                             Purchases            Sales
                                                                        ------------------ ------------------
  Mercury Domestic Money Market V.I. Fund                               $           4,689  $           3,794
  Roszel / William Blair International Portfolio                                    1,948              1,416
  Roszel / Lazard International Portfolio                                           1,762              1,498
  Roszel / Levin Large Cap Value Portfolio                                            883                466
  Roszel / Lord Abbett Government Securities Portfolio                              1,467              2,400
  Roszel / Lord Abbett Large Cap Value Portfolio                                    2,112              4,315
  Roszel / MLIM Fixed-Income Portfolio                                              1,501              3,352
  Roszel / MLIM Relative Value Portfolio                                            3,404              3,936
  Roszel / Alliance Large Cap Core Portfolio                                          494              1,022
  Roszel / Delaware Small-Mid Cap Growth Portfolio                                    954              1,069
  Roszel / Loomis Sayles Large Cap Growth Portfolio                                   558                564
  Roszel / NWQ Small Cap Value Portfolio                                            1,702              1,650
  Roszel / Rittenhouse Large Cap Growth Portfolio                                   2,104              3,613
  Roszel / Marsico Large Cap Growth Portfolio                                       1,823              1,837
  Roszel / Franklin Mid Cap Growth Portfolio                                          362              1,212
  Roszel / Fayez Sarofim Large Cap Core Portfolio                                   1,611                947
  Roszel / Kayne Anderson Rudnick Small-Mid Cap Value Portfolio                       937              1,312
                                                                        ------------------ ------------------
                                                                        $          28,311  $          34,403
                                                                        ================== ==================


7. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents  the  dividends, excluding  distributions of capital gains,  received  by the  investment division from the underlying  mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude those  expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The recognition of  investment income by the investment division is  affected by the timing of the  declaration of dividends by the  underlying fund in which  the investment divisions  invest. The expense  ratio represents the annualized contract  expenses of  the separate  account,  consisting  primarily of  mortality  and expense charges, for  each  period indicated. The ratios include  only those expenses that result in a direct reduction to unit values. Charges made directly to contract  owner accounts through the  redemption of units and expenses  of the underlying fund are  excluded. The total return amounts include  changes in the value of the  underlying mutual fund, which includes expenses assessed through  the reduction of unit  values. The ratio does  not include any expenses  assessed through  the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(In thousands, except unit values)

Mercury Domestic Money Market V.I. Fund
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          314   $        9.85 $       3,095          2.72%         1.85%         0.82%
                2004                          225            9.77         2,200          0.86          1.85         -0.93
                2003                          337            9.86         3,318          0.73          1.85         -1.12
                2002                          853            9.97         8,503          1.26          1.85         -0.27

Roszel / William Blair International Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          221   $       14.61 $       3,229          2.26%         1.85%        14.77%
                2004                          233           12.73         2,960          1.62          1.85          9.69
                2003                          292           11.60         3,384          0.20          1.85         31.46
                2002                          264            8.83         2,328          0.00          1.85        -11.72

Roszel / Lazard International Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          366   $       13.63 $       4,984          1.21%         1.85%         6.49%
                2004                          368           12.80         4,712          0.58          1.85         14.16
                2003                          320           11.21         3,596          0.19          1.85         26.76
                2002                          117            8.85         1,036          0.00          1.85        -11.53


Roszel / Levin Large Cap Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          241   $       12.27 $       2,957          1.41%         1.85%         2.25%
                2004                          247           12.00         2,970          0.96          1.85         12.20
                2003                          297           10.70         3,172          0.62          1.85         26.89
                2002                          260            8.43         2,188          0.00          1.85        -15.69

Roszel / Lord Abbett Government Securities Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          823   $       10.72 $       8,819          3.77%         1.85%         0.35%
                2004                          927           10.68         9,902          3.27          1.85          2.10
                2003                        1,190           10.47        12,452          3.35          1.85         -0.07
                2002                          867           10.47         9,081          2.02          1.85          4.73

Roszel / Lord Abbett Large Cap Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          647   $       13.98 $       9,043          0.90%         1.85%         0.39%
                2004                          882           13.92        12,277          0.43          1.85         10.55
                2003                          842           12.59        10,609          0.17          1.85         27.62
                2002                          561            9.87         5,540          0.00          1.85         -1.32

Roszel / MLIM Fixed-Income Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                        1,286   $       10.16 $      13,061          3.52%         1.85%        -0.87%
                2004                        1,491           10.25        15,275          2.89          1.85          0.17
                2003                        1,730           10.23        17,699          2.97          1.85          0.49
                2002                        1,108           10.18        11,280          2.50          1.85          1.80


Roszel / MLIM Relative Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          993   $       13.03 $      12,942          1.71%         1.85%         0.28%
                2004                        1,159           12.99        15,051          1.09          1.85         11.94
                2003                        1,346           11.61        15,621          0.19          1.85         24.09
                2002                          658            9.35         6,152          0.00          1.85         -6.47

Roszel / Alliance Large Cap Core Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          159   $       11.66 $       1,849          0.51%         1.85%         6.07%
                2004                          223           10.99         2,447          0.36          1.85          1.90
                2003                          219           10.79         2,367          0.24          1.85         22.64
                2002                          170            8.80         1,497          0.00          1.85        -12.02

Roszel / Delaware Small-Mid Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          283   $       11.82 $       3,350          0.00%         1.85%         5.82%
                2004                          298           11.17         3,331          0.00          1.85         10.65
                2003                          238           10.10         2,404          0.00          1.85         33.76
                2002                          176            7.55         1,327          0.00          1.85        -24.51

Roszel / Loomis Sayles Large Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          100   $       12.56 $       1,257          0.09%         1.85%         8.28%
                2004                          108           11.60         1,251          0.00          1.85          6.71
                2003                          121           10.87         1,318          0.31          1.85         23.13
                2002                           52            8.83           456          0.00          1.85        -11.72

Roszel / NWQ Small Cap Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          356   $       16.12 $       5,739          0.14%         1.85%         9.82%
                2004                          412           14.68         6,049          0.14          1.85         27.27
                2003                          441           11.54         5,088          0.19          1.85         50.43
                2002                          258            7.67         1,977          0.00          1.85        -23.32


Roszel / Rittenhouse Large Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          812   $       10.66 $       8,649          0.53%         1.85%        -1.50%
                2004                          989           10.82        10,704          0.13          1.85          2.17
                2003                        1,080           10.59        11,438          0.07          1.85         17.32
                2002                          722            9.03         6,516          0.00          1.85         -9.74

Roszel / Marsico Large Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          351   $       11.43 $       4,008          0.08%         1.85%         1.04%
                2004                          364           11.31         4,119          0.02          1.85          2.70
                2003                          350           11.02         3,852          0.17          1.85         23.98
                2002                          253            8.89         2,247          0.00          1.85        -11.13

Roszel / Franklin Mid Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          211   $       12.59 $       2,652          0.00%         1.85%        10.56%
                2004                          287           11.39         3,270          0.00          1.85          4.38
                2003                          340           10.91         3,707          0.10          1.85         27.79
                2002                          205            8.54         1,755          0.00          1.85        -14.60

Roszel / Fayez Sarofim Large Cap Core Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          124   $       11.73 $       1,448          0.34%         1.85%         1.63%
                2004                           72           11.54           833          0.26          1.85          3.33
                2003                           77           11.17           862          0.62          1.85         24.68
                2002                           47            8.96           423          0.00          1.85        -10.44

Roszel / Kayne Anderson Rudnick Small-Mid Cap Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2005                          285   $       10.97 $       3,128          0.00%         1.85%        -1.34%
                2004                          364           11.16         4,047          0.09          1.85          8.34
                2003                          475           10.26         4,868          0.18          1.85         30.10
                2002                          387            7.89         3,049          0.00          1.85        -21.14


8.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
             Mortality and Expense Charge     Daily - reduction of unit values        1/365 of 1.85% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $50 at the end of each contract year and upon
                                                                                      a  full  withdrawal  only if  the greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $75,000

             Additional Death Benefit Charge  Quarterly - redemption of units         0.25%  of the  contract value  at the end  of
             provides  coverage in  addition                                          each  contract  year  based  on  the  average
             to that  provided by the  death                                          contract  values as of the end of each of the
             benefit                                                                  prior four quarters  and a pro rata amount of
                                                                                      this  charge  upon  surrender,  anuitization,
                                                                                      death,  or termination  of  the rider if  the
                                                                                      Estate  Enhancer  benefit was  combined  with
                                                                                      either the  Maximum Anniversary Value GMDB or
                                                                                      Premiums Compounded at 5% GMDB

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year


9. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2005 and 2004 were as follows:

                                            Mercury              Roszel /                                  Roszel /
                                            Domestic             William              Roszel /              Levin
                                             Money                Blair                Lazard             Large Cap
                                             Market           International        International            Value
                                           V.I. Fund            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2004                        337                  292                  320                  297
Activity during 2004:
     Issued                                         1,163                   58                  207                   49
     Redeemed                                      (1,275)                (117)                (159)                 (99)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2004                      225                  233                  368                  247
Activity during 2005:
     Issued                                           472                   93                  110                   29
     Redeemed                                        (383)                (105)                (112)                 (35)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2005                      314                  221                  366                  241
                                      ==================== ==================== ==================== ====================


                                            Roszel /             Roszel /             Roszel /             Roszel /
                                          Lord Abbett          Lord Abbett              MLIM                 MLIM
                                           Government           Large Cap              Fixed-              Relative
                                           Securities             Value               Income                Value
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2004                      1,190                  842                1,730                1,346
Activity during 2004:
     Issued                                           140                  292                  194                  115
     Redeemed                                        (403)                (252)                (433)                (302)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2004                      927                  882                1,491                1,159
Activity during 2005:
     Issued                                           105                   69                  102                  123
     Redeemed                                        (209)                (304)                (307)                (289)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2005                      823                  647                1,286                  993
                                      ==================== ==================== ==================== ====================

9

.. UNITS ISSUED AND REDEEMED (Continued)

                                           Roszel /             Roszel /             Roszel /             Roszel /
                                            Alliance             Delaware          Loomis Sayles             NWQ
                                           Large Cap          Small-Mid Cap          Large Cap            Small Cap
                                              Core                Growth               Growth               Value
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2004                        219                  238                  121                  441
Activity during 2004:
     Issued                                            84                  127                   28                  151
     Redeemed                                         (80)                 (67)                 (41)                (180)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2004                      223                  298                  108                  412
Activity during 2005:
     Issued                                            27                   80                   38                   49
     Redeemed                                         (91)                 (95)                 (46)                (105)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2005                      159                  283                  100                  356
                                      ==================== ==================== ==================== ====================

                                           Roszel /             Roszel /             Roszel /             Roszel /
                                          Rittenhouse            Marsico              Franklin          Fayez Sarofim
                                           Large Cap            Large Cap             Mid Cap             Large Cap
                                             Growth               Growth               Growth                Core
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2004                      1,080                  350                  340                   77
Activity during 2004:
     Issued                                           170                  135                   71                   26
     Redeemed                                        (261)                (121)                (124)                 (31)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2004                      989                  364                  287                   72
Activity during 2005:
     Issued                                           147                  149                   24                  132
     Redeemed                                        (324)                (162)                (100)                 (80)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2005                      812                  351                  211                  124
                                      ==================== ==================== ==================== ====================


                                           Roszel /
                                         Kayne Anderson
                                       Rudnick Small-Mid
                                           Cap Value
                                           Portfolio
                                      --------------------
(In thousands)

Outstanding at January 1, 2004                        475
Activity during 2004:
     Issued                                            42
     Redeemed                                        (153)
                                      --------------------
Outstanding at December 31, 2004                      364
Activity during 2005:
     Issued                                            38
     Redeemed                                        (117)
                                      --------------------
Outstanding at December 31, 2005                      285
                                      ====================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Merrill Lynch Life Insurance Company

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."

February 27, 2006

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2005 AND 2004
(Dollars in thousands, except common stock par value and shares)

                                                      2005            2004
                                                 --------------  --------------
ASSETS
INVESTMENTS:
    Fixed maturity available-for-sale
       securities, at estimated fair value
       (amortized cost: 2005 - $1,900,606; 2004
       - $1,978,713)                             $    1,884,039  $    2,012,589
    Equity available-for-sale securities, at
       estimated fair value (cost: 2005 -
       $61,696; 2004 - $46,264)                          64,278          50,103
    Trading account securities, at estimated
       fair value                                        27,436          27,996
    Limited partnerships, at cost                        12,195          13,623
    Policy loans on insurance contracts, at
       outstanding loan balances                        992,143       1,030,036
                                                 --------------  --------------
        Total Investments                             2,980,091       3,134,347
CASH AND CASH EQUIVALENTS                                56,319          64,203
ACCRUED INVESTMENT INCOME                                52,466          57,646
DEFERRED POLICY ACQUISITION COSTS                       296,189         392,516
FEDERAL INCOME TAXES -- DEFERRED                          1,937              --
REINSURANCE RECEIVABLES                                   9,231           3,832
AFFILIATED RECEIVABLES - NET                              5,519           5,611
RECEIVABLES FROM SECURITIES SOLD                            254           3,021
DEFERRED SALES INDUCEMENTS                                8,298              --
OTHER ASSETS                                             33,338          36,186
SEPARATE ACCOUNTS ASSETS                             10,917,234      11,052,839
                                                 --------------  --------------
TOTAL ASSETS                                     $   14,360,876  $   14,750,201
                                                 ==============  ==============

See accompanying notes to financial statements.                  (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2005 AND 2004
(Dollars in thousands, except common stock par value and shares)

                                                     2005            2004
                                               --------------   --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
            Policyholder account balances      $    2,163,838   $    2,336,844
            Future policy benefits                    420,542          439,073
            Claims and claims settlement
              expenses                                 31,147           35,145
                                               --------------   --------------
                Total Policyholder
                  Liabilities and Accruals          2,615,527        2,811,062
    OTHER POLICYHOLDER FUNDS                            1,948            7,224
    LIABILITY FOR GUARANTY FUND ASSESSMENTS             6,791            7,056
    FEDERAL INCOME TAXES - DEFERRED                        --           22,022
    FEDERAL INCOME TAXES - CURRENT                     17,572           23,616
    PAYABLES FOR SECURITIES PURCHASED                     962            2,429
    UNEARNED POLICY CHARGE REVENUE                     45,604          112,221
    OTHER LIABILITIES                                   2,405              266
    SEPARATE ACCOUNTS LIABILITIES                  10,917,234       11,052,839
                                               --------------   --------------
                Total Liabilities                  13,608,043       14,038,735
                                               --------------   --------------
STOCKHOLDER'S EQUITY:
    Common stock ($10 par value; authorized:
      1,000,000 shares; issued and outstanding:
      250,000 shares)                                   2,500            2,500
    Additional paid-in capital                        397,324          397,324
    Retained earnings                                 364,708          297,344
    Accumulated other comprehensive income
      (loss)                                          (11,699)          14,298
                                               --------------   --------------
                Total Stockholder's Equity            752,833          711,466
                                               --------------   --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $   14,360,876   $   14,750,201
                                               ==============   ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                              2005         2004         2003
                                          -----------  -----------  -----------
REVENUES:
        Policy charge revenue             $   305,688  $   236,695  $   228,878
        Net investment income                 147,730      157,080      174,662
        Net realized investment gains           2,622        3,999          987
                                          -----------  -----------  -----------
            Total Revenues                    456,040      397,774      404,527
                                          -----------  -----------  -----------
BENEFITS AND EXPENSES:
        Interest credited to
          policyholder liabilities            106,444      119,804      128,958
        Market value adjustment
          expense                                 840        2,713        4,806
        Policy benefits (net of
          reinsurance recoveries:
          2005 - $17,706 2004 - $15,903;
          2003 - $17,641)                      47,270       54,282       64,631
        Reinsurance premium ceded              26,322       25,197       22,599
        Amortization of deferred
          policy acquisition costs            126,281        4,904       76,402
        Insurance expenses and taxes           59,396       57,560       52,092
                                          -----------  -----------  -----------
            Total Benefits and
              Expenses                        366,553      264,460      349,488
                                          -----------  -----------  -----------
            Earnings Before Federal
              Income Tax Provision             89,487      133,314       55,039
                                          -----------  -----------  -----------
FEDERAL INCOME TAX PROVISION
  (BENEFIT):
        Current                                32,083       37,334       67,516
        Deferred                               (9,960)       3,285      (53,902)
                                          -----------  -----------  -----------
            Total Federal Income Tax
              Provision                        22,123       40,619       13,614
                                          -----------  -----------  -----------
EARNINGS BEFORE CHANGE IN ACCOUNTING
  PRINCIPLE                                    67,364       92,695       41,425
                                          -----------  -----------  -----------
                Change in Accounting
                  Principle, Net of Tax            --      (27,400)          --
                                          -----------  -----------  -----------
NET EARNINGS                              $    67,364  $    65,295  $    41,425
                                          ===========  ===========  ===========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                               2005         2004        2003
                                           ------------ -----------  -----------
NET EARNINGS                               $    67,364  $    65,295  $    41,425
                                           -----------  -----------  -----------
OTHER COMPREHENSIVE INCOME (LOSS):
    Net unrealized gains (losses) on
      available-for-sale securities:
        Net unrealized holding gains
          (losses) arising during the
          period                               (48,849)     (11,852)      46,905
        Reclassification adjustment
          for (gains) losses included
          in net earnings                       (2,851)      (2,562)       3,286
                                           -----------  -----------  -----------
            Total net unrealized
              gains (losses) on
              available-for-sale
              securities                       (51,700)     (14,414)      50,191
        Adjustments for:
                    Policyholder
                      liabilities               11,704       19,033        6,302
                    Deferred policy
                      acquisition costs             --         (260)      (3,455)
                    Deferred federal
                      income taxes              13,999       (1,526)     (18,563)
                                           -----------  -----------  -----------
    Total other comprehensive income
      (loss), net of tax                       (25,997)       2,833       34,475
                                           -----------  -----------  -----------
COMPREHENSIVE INCOME                       $    41,367  $    68,128  $    75,900
                                           ===========  ===========  ===========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                                             Accumulated
                                   Additional                  other          Total
                          Common     paid-in     Retained   comprehensive  stockholder's
                           stock     capital     earnings       loss          equity
                         --------  ----------  -----------  -------------  --------------
BALANCE, JANUARY 1,
  2003                   $  2,500  $  347,324  $   288,124  $     (23,010) $      614,938
    Net earnings                                    41,425                         41,425
    Capital
      contribution
      from parent                      50,000                                      50,000
    Other
      comprehensive
      income, net of
      tax                                                          34,475          34,475
                         ========  ==========  ===========  =============  ==============
BALANCE, DECEMBER
  31, 2003                  2,500     397,324      329,549         11,465         740,838
    Net earnings                                    65,295                         65,295
    Cash dividend
      paid to parent                               (97,500)                       (97,500)
    Other
      comprehensive
      income, net of
      tax                                                           2,833           2,833
                         --------  ----------  -----------  -------------  --------------
BALANCE, DECEMBER
  31, 2004                  2,500     397,324      297,344         14,298         711,466
    Net earnings                                    67,364                         67,364
    Other
      comprehensive
      loss, net of
      tax                                                         (25,997)        (25,997)
                         --------  ----------  -----------  -------------  --------------
BALANCE, DECEMBER
  31, 2005               $  2,500  $  397,324  $   364,708  $     (11,699) $      752,833
                         ========  ==========  ===========  =============  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                                      2005         2004         2003
                                                   -----------  -----------  -----------
Cash Flows From Operating Activities:
    Net earnings                                   $    67,364  $    65,295  $    41,425
    Noncash items included in earnings:
        Change in accounting
          principle, net of tax                             --       27,400           --
        Amortization of deferred
          policy acquisition costs                     126,281        4,904       76,402
        Capitalization of policy
          acquisition costs                            (29,954)     (34,116)     (40,051)
        Amortization of investments                      9,476       10,863        9,883
        Amortization of deferred
          sales inducements                                352           --           --
        Capitalization of deferred
          sales inducements                             (8,650)          --           --
        Interest credited to
          policyholder liabilities                     106,444      119,804      128,958
        Change in variable contract
          reserves                                       1,797       (1,706)          --
        Provision (benefit) for
          deferred Federal income tax                   (9,960)       3,285      (53,902)
    (Increase) decrease in operating assets:
        Trading account securities                         642         (373)        (559)
        Accrued investment income                        5,180        5,919           38
        Federal income taxes - current                      --           --       40,910
        Reinsurance receivables                         (5,399)       2,172        2,193
        Affiliated receivables - net                        92       (5,611)          67
        Other                                            2,848           59        1,154
    Increase (decrease) in operating liabilities:
        Claims and claims settlement
          expenses                                      (3,998)       2,648        3,192
        Other policyholder funds                        (5,276)      (5,691)       1,100
        Liability for guaranty fund
          assessments                                     (265)         (83)         (82)
        Federal income taxes - current                  (6,044)       3,470       20,146
        Affiliated payables - net                          --        (2,365)       2,365
        Unearned policy charge revenue                 (66,617)       4,460       (6,013)
        Other                                            2,139       (3,214)      (2,553)
    Other operating activities:
        Net realized investment gains                   (2,622)      (3,999)        (987)
                                                   -----------  -----------  -----------
            Net cash and cash
              equivalents provided by
              operating activities                 $   183,830  $   193,121  $   223,686
                                                   -----------  -----------  -----------

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                                                 2005           2004            2003
                                                             ------------  --------------  --------------
Cash Flow From Investing Activities:
    Proceeds from (payments for):
        Sales of available-for-sale securities               $    369,222  $      212,732  $      312,514
        Maturities of available-for-sale securities               191,749         353,824         533,534
        Purchases of available-for-sale securities               (503,621)       (406,551)     (1,097,868)
        Sales of limited partnerships                               3,466           1,357             470
        Purchases of limited partnerships                          (2,349)         (3,100)           (200)
        Policy loans on  insurance contracts                       37,893          56,501          57,126
        Recapture of  investment in separate  accounts                 --              --           3,015
        Investment in separate  accounts                               --              --            (304)
                                                             ------------  --------------  --------------

            Net cash and cash equivalents provided by (used
              in) investing activities                             96,360         214,763        (191,713)
                                                             ------------  --------------  --------------
Cash Flows From Financing Activities:
    Proceeds from (payments for):
        Capital contribution received from (cash dividend
          paid to) parent                                              --         (97,500)         50,000
        Policyholder deposits (excludes internal  policy
          replacement deposits)                                   623,148         730,643         936,437
        Policyholder withdrawals (including transfers from
          separate accounts)                                     (911,222)     (1,052,253)     (1,255,198)
                                                             ------------  --------------  --------------

            Net cash and cash equivalents used in financing
              activities                                         (288,074)       (419,110)       (268,761)
                                                             ------------  --------------  --------------
NET DECREASE IN CASH AND CASH EQUIVALENTS                          (7,884)        (11,226)       (236,788)

CASH AND CASH EQUIVALENTS
        Beginning of year                                          64,203          75,429         312,217
                                                             ------------  --------------  --------------

        End of year                                          $     56,319  $       64,203  $       75,429
                                                             ============  ==============  ==============
Supplementary Disclosure of Cash Flow Information:
        Cash paid to affiliates for:
            Federal income taxes                             $     38,127  $       33,864  $        6,460
            Interest                                                  332             260             197

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Investments in limited partnerships are carried at cost.

Policy loans on insurance contracts are stated at unpaid principal balances.

DEFERRED POLICY ACQUISITION COSTS ("DAC"): Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                       2005        2004         2003
                   -----------  -----------  -----------
Beginning balance  $    62,099  $    69,289  $    81,425
Interest accrued         4,657        5,197        6,107
Amortization           (11,975)     (12,387)     (18,243)
                   -----------  -----------  -----------
Ending balance     $    54,781  $    62,099  $    69,289
                   ===========  ===========  ===========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2006  $  6,642
2007  $  5,862
2008  $  5,651
2009  $  5,605
2010  $  5,397

DEFERRED SALES INDUCEMENTS: The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. The expense associated with offering this bonus is deferred and amortized over the anticipated life of the related contracts consistent with the amortization of DAC.

SEPARATE ACCOUNTS: The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, policy administration and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES: The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products       4.00% - 4.85%
Interest-sensitive deferred annuities  1.00% - 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS: The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guarantee benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 11.00%. Liabilities for guarantee benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

FEDERAL INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". The Company records a liability equal to the unamortized balance of these policy charges.

ACCOUNTING PRONOUNCEMENTS: In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the Financial Statement impact related to the adoption of SOP 05-1.

On January 1, 2004, the Company adopted the provisions of Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in deferred policy acquisition costs resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle during 2004. Excluding the cumulative effect of a change in accounting principle during 2004, the changes in policyholder liabilities related to SOP 03-1 did not have a material impact on the company's Statements of Earnings for the years ended 2005 and 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments at December 31 were:

                                                  2005            2004
                                             --------------  -------------
Assets:
    Fixed maturity securities (1)            $    1,884,039  $   2,012,589
    Equity securities (1)                            64,278         50,103
    Trading account securities (1)                   27,436         27,996
    Limited partnerships (2)                         12,195         13,623
    Policy loans on insurance contracts (3)         992,143      1,030,036
    Cash and cash equivalents (4)                    56,319         64,203
    Separate Accounts assets (5)                 10,917,234     11,052,839
                                             --------------  -------------

Total assets                                 $   13,953,644  $  14,251,389
                                             ==============  =============

Liabilities:
    Policyholder account balances            $    2,163,838  $   2,336,844
                                             ==============  =============

---------------
(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value, having an amortized cost of $241,557 and $219,866, had an estimated fair value of $242,455 and $227,109, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value of two of the partnerships as equal to cost, based on the review of the underlying investments of the partnerships. During 2005, the Company recognized a realized investment loss of $311 and reduced the carrying value of the third partnership to zero.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) at December 31 were:

                                                2005
                         ---------------------------------------------------
                            Cost /        Gross       Gross       Estimated
                           Amortized   Unrealized  Unrealized       Fair
                             Cost         Gains      Losses         Value
                         ------------  ----------  ----------   ------------
Fixed maturity
  securities:
    Corporate debt
      securities         $  1,807,866  $   13,939  $   30,359   $  1,791,446
    U.S. Government
      and agencies             44,593         576         451         44,718
    Mortgage-backed
      securities               22,755         394         402         22,747
    Foreign
      governments              21,369         415         716         21,068
    Municipals                  4,023          41           4          4,060
                         ------------  ----------  ----------   ------------

Total fixed
  maturity securities    $  1,900,606  $   15,365  $   31,932   $  1,884,039
                         ============  ==========  ==========   ============
Equity securities:
    Non-redeemable
      preferred
      stocks             $     61,584  $    2,662  $       93   $     64,153
    Investment in
      Separate
      Accounts                    112          13          --            125
                         ------------  ----------  ----------   ------------

Total equity
  securities             $     61,696  $    2,675  $       93   $     64,278
                         ============  ==========  ==========   ============

                                                2004
                         ---------------------------------------------------
                            Cost /        Gross       Gross       Estimated
                           Amortized   Unrealized  Unrealized       Fair
                             Cost         Gains      Losses         Value
                         ------------  ----------  ----------   ------------
Fixed maturity
  securities:
    Corporate debt
      securities         $  1,883,260  $   40,768   $  8,644    $  1,915,384
    U.S. Government
      and agencies             52,439       1,143        395          53,187
    Mortgage-backed
      securities               21,260         762         36          21,986
    Foreign
      governments              19,373         419        214          19,578
    Municipals                  2,381          73        --            2,454
                         ------------  ----------   --------    ------------

Total fixed
  maturity securities    $  1,978,713  $   43,165   $  9,289    $  2,012,589
                         ============  ==========   ========    ============
Equity securities:
    Non-redeemable
      preferred
      stocks             $     46,160  $    3,835   $     13    $     49,982
    Investment in
      Separate
      Accounts                    104          17        --              121
                         ------------  ----------   --------    ------------

Total equity
  securities             $     46,264  $    3,852   $     13    $     50,103
                         ============  ==========   ========    ============

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2005 were:

                         Less than 12 Months         More than 12 Months               Total
                     --------------------------  --------------------------  --------------------------
                     Estimated Fair  Unrealized  Estimated Fair  Unrealized  Estimated Fair  Unrealized
                         Value         Losses        Value         Losses       Value          Losses
                     --------------  ----------  --------------  ----------  --------------  ----------
Fixed maturity
  securities:
    Corporate debt
      securities     $      852,876  $   15,046  $      467,689  $   15,313  $    1,320,565  $   30,359
    Foreign
      governments             1,951          47          15,823         669          17,774         716
    U.S. Government
      and agencies            5,286           7          16,692         444          21,978         451
    Mortgage-backed
      securities              5,647          79           9,308         323          14,955         402
    Municipals                2,651           4              --          --           2,651           4
Equity securities:
    Non-redeemable
      preferred
      stocks                  5,292          67             490          26           5,782          93
                     --------------  ----------  --------------  ----------  --------------  ----------

Total temporarily
impaired securities  $      873,703  $   15,250  $      510,002  $   16,775  $    1,383,705  $   32,025
                     ==============  ==========  ==============  ==========  ==============  ==========

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

The Company recorded realized investment losses due to other-than-temporary declines in fair value of $1,937, $2,129 and $9,139 for the years ended December 31, 2005, 2004 and 2003, respectively.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                       2005
                                            --------------------------
                                              Amortized     Estimated
                                                Cost       Fair Value
                                            ------------  ------------
Fixed maturity securities:
    Due in one year or less                 $    224,814  $    223,708
    Due after one year through five years      1,219,632     1,200,236
    Due after five years through ten years       319,999       320,200
    Due after ten years                          113,406       117,148
                                            ------------  ------------
                                               1,877,851     1,861,292

    Mortgage-backed securities                    22,755        22,747
                                            ------------  ------------

Total fixed maturity securities             $  1,900,606  $  1,884,039
                                            ============  ============

                                                      2004
                                            --------------------------
                                              Amortized     Estimated
                                                Cost       Fair Value
                                            ------------  ------------
Fixed maturity securities:
    Due in one year or less                 $    129,776  $    130,671
    Due after one year through five years      1,280,578     1,294,717
    Due after five years through ten years       452,086       465,924
    Due after ten years                           95,013        99,291
                                            ------------  ------------
                                               1,957,453     1,990,603

    Mortgage-backed securities                    21,260        21,986
                                            ------------  ------------

Total fixed maturity securities             $  1,978,713  $  2,012,589
                                            ============  ============

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                       2005
                                            --------------------------
                                             Amortized      Estimated
                                               Cost        Fair Value
                                            ------------  ------------
AAA                                         $    208,688  $    206,236
AA                                               305,894       300,621
A                                                716,440       710,750
BBB                                              641,376       639,643
Below investment grade                            28,208        26,789
                                            ------------  ------------

Total fixed maturity securities             $  1,900,606  $  1,884,039
                                            ============  ============
Investment grade                                      99%           99%
Below investment grade                                 1%            1%

                                                      2004
                                            --------------------------
                                             Amortized      Estimated
                                               Cost        Fair Value
                                            ------------  ------------
AAA                                         $    291,059  $    293,009
AA                                               318,463       320,592
A                                                662,445       671,547
BBB                                              686,698       706,358
Below investment grade                            20,048        21,083
                                            ------------  ------------

Total fixed maturity securities             $  1,978,713  $  2,012,589
                                            ============  ============
Investment grade                                      99%           99%
Below investment grade                                 1%            1%

The Company has recorded certain adjustments to policyholder account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                      2005        2004
                                                   ----------  ----------
Assets:
    Fixed maturity securities                      $  (16,567) $   33,876
    Equity securities                                   2,582       3,839
    Federal income taxes - deferred                     6,299          --
                                                   ----------  ----------
                                                       (7,686)     37,715
                                                   ----------  ----------
Liabilities:
    Policyholder account balances                       4,013      15,717
    Federal income taxes - deferred                        --       7,700
                                                   ----------  ----------
                                                        4,013      23,417
                                                   ----------  ----------

Stockholder's equity:
    Accumulated other comprehensive income (loss)  $  (11,699) $   14,298
                                                   ==========  ==========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

                                     2005        2004        2003
                                  ----------  ----------  ----------
Proceeds                          $  369,222  $  212,732  $  312,514
Gross realized investment gains        7,026       7,927      13,380
Gross realized investment losses       4,175       5,365      16,071

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $191,302, $66,006 and $65,451 for the years ended December 31, 2005, 2004 and 2003, respectively.

The Company had investment securities with a carrying value of $22,756 and $25,068 that were deposited with insurance regulatory authorities at December 31, 2005 and 2004, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                         2005         2004        2003
                                     -----------  -----------  -----------
Fixed maturity securities            $    91,754  $    97,750  $   107,940
Policy loans on insurance contracts       51,346       55,243       58,157
Equity securities                          4,313        5,199        9,162
Cash and cash equivalents                  2,673        2,059        2,155
Limited partnerships                         483           30           28
Other                                         38          374          233
                                     -----------  -----------  -----------

Gross investment income                  150,607      160,655      177,675
Less investment expenses                  (2,877)      (3,575)      (3,013)
                                     -----------  -----------  -----------

Net investment income                $   147,730  $   157,080  $   174,662
                                     ===========  ===========  ===========

Net realized investment gains (losses), for the years ended December 31 were as follows:

                                        2005      2004        2003
                                     ---------  ---------  ----------
Fixed maturity securities            $   2,854  $   1,628  $   (1,167)
Equity securities                           (3)       934        (395)
Trading account securities                  82      1,437       3,678
Limited partnerships                      (311)        --          --
Investment in Separate Accounts             --         --      (1,129)
                                     ---------  ---------  ----------
Net realized investment gains        $   2,622  $   3,999  $      987
                                     =========  =========  ==========

The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains were ($1,012), ($359) and $1,663 at December 31, 2005, 2004 and 2003, respectively.

NOTE 4. DAC AND UNEARNED POLICY CHARGE REVENUE

The components of amortization of DAC for the years ended December 31 were as follows:

                                           2005         2004        2003
                                        ----------  -----------  ----------
Normal amortization related to life
  insurance and annuity insurance
  contracts                             $   44,415  $    46,230  $   54,549
Unlocking related to life insurance
  products                                  55,492           --       9,719
Unlocking related to annuity insurance
  products                                  26,374      (41,326)     12,134
                                        ----------  -----------  ----------

Total amortization of DAC               $  126,281  $     4,904  $   76,402
                                        ==========  ===========  ==========

During 2005, the Company lowered its future gross profit assumptions on certain life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Company's variable annuity separate accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

The components of amortization (accretion) of unearned policy charge revenue ("UPCR") for the years ended December 31 were as follows:

                                               2005      2004        2003
                                            --------- ----------  ----------
Normal amortization (accretion) related
  to variable life insurance products       $     400 $   (1,921) $    5,056
Unlocking related to variable life
  insurance products                           67,909         --       5,451
                                            --------- ----------  ----------

Total amortization (accretion) of UPCR (1)  $  68,309 $   (1,921) $   10,507
                                            ========= ==========  ==========

Similar to DAC unlocking, UPCR unlocking during 2005 was a result of lowered future gross profit assumptions resulting from historical surrender experience and reinsurance assumptions.

      (1) Recorded as a component of policy charge revenue in the Statement of Earnings.

NOTE 5. DEFERRED SALES INDUCEMENTS

During March 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The components of deferred sales inducements were as follows:

                              December 31,
                                  2005
                              ------------
Balance at January 1, 2005    $         --
Capitalization                       8,650
Amortization                          (352)
                              ------------

Balance at December 31, 2005  $      8,298
                              ============

The expense associated with offering the deferred sales inducement and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEES

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEES

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed minimum income benefit ("GMIB"). In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals. In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised. The Company began offering GMIB benefits in 2002.

The Company had the following variable annuity contracts containing guarantees at December 31:

                                  2005                2004
                          -------------------  -------------------
                             GMDB       GMIB       GMDB      GMIB
                          ----------  -------  ------------  -----
Net amount at risk (1)    $  982,449  $ 1,912  $  1,057,678  $  --
Average attained age of
  contract owners                 67       59            67     58
Weighted average period
  remaining until expected
  annuitization                  n/a    8 yrs           n/a  9 yrs

---------------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

      Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner determined in accordance with the terms of the contract in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing guarantees as a component of future policy benefits in the Balance Sheets. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The GMDB liability is determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity liability for each type of guarantee at December 31, 2005 was as follows:

                                  GMDB       GMIB
                              -----------  --------
Balance at January 1, 2005    $   106,222  $    587
Guarantee benefits incurred        28,603     1,658
Guarantee benefits paid           (24,308)       --
Unlocking                          (4,308)       --
                              -----------  --------

Balance at December 31, 2005  $   106,209  $  2,245
                              ===========  ========

      At December 31, contract owners' account balances by mutual fund class for contracts containing guarantee provisions were distributed as follows:

                                                2005
                   ----------------------------------------------------------------
                      Money
                      Market      Bond      Equity   Balanced   Other       Total
                   ----------  ---------  ---------  --------  ------  ------------
GMDB only          $  652,257  1,299,032  4,179,526   244,804   4,304  $  6,379,923
GMIB and GMDB (2)     245,410    333,382  1,240,068    85,355  14,613     1,918,828
GMIB only               1,216      6,613     31,763     8,547   2,193        50,332
                   ----------  ---------  ---------  --------  ------  ------------

Total              $  898,883  1,639,027  5,451,357   338,706  21,110  $  8,349,083
                   ==========  =========  =========  ========  ======  ============

                                            2004
                   --------------------------------------------------------
                     Money
                     Market      Bond       Equity   Balanced      Total
                   ----------  ---------  ---------  --------  ------------
GMDB only          $  271,469  1,470,963  4,555,552   671,860  $  6,969,844
GMIB and GMDB (2)      37,601    278,840    929,006   148,416     1,393,863
                   ----------  ---------  ---------   -------  ------------
Total              $  309,070  1,749,803  5,484,558   820,276  $  8,363,707
                   ==========  =========  =========   =======  ============

--------------
(2) Certain variable annuity contracts with GMIB provisions include a GMDB provision.

At December 31, 2005, $10,339 of contract owners' account balances did not contain any guarantee provisions. At December 31, 2004, all contract owners' account balances contained guarantee provisions.

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEES

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing guarantees as a component of future policy benefits. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2005 and 2004, was $2,132 and $1,980 respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                  2005          2004
              ------------  ------------
Equity        $    977,768  $    997,103
Balanced           951,955       990,099
Bond               371,649       415,743
Money market       245,084       277,415
Other               11,356         8,772
              ------------  ------------

Total         $  2,557,812  $  2,689,132
              ============  ============

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                            2005      2004        2003
                                        ----------  ---------  ----------
Provision for income taxes computed at
  Federal statutory rate                $   31,320  $  46,660  $   19,264
Increase (decrease) in income taxes
  resulting from:
    Dividend received deduction             (8,615)    (6,635)     (3,478)
    Foreign tax credit                        (582)       594      (2,172)
                                        ----------  ---------  ----------

Federal income tax provision            $   22,123  $  40,619  $   13,614
                                        ==========  =========  ==========

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                      2005         2004      2003
                                   ----------  ----------  ----------
DAC (1)                            $  (29,060) $   15,013  $   (8,582)
Other                                  (3,405)         29          29
Investment adjustments                  1,031      (1,959)        488
Deferred sales inducements              2,904          --          --
Policyholder account balances (1)      18,570      (9,798)    (45,837)
                                   ----------  ----------  ----------

Deferred Federal income tax
  provision (benefit)              $   (9,960) $    3,285  $  (53,902)
                                   ==========  ==========  ==========

--------------
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

Deferred tax assets and liabilities at December 31 were as follows:

                                                     2005        2004
                                                  ----------  ----------
Deferred tax assets:
    Policyholder account balances                 $   72,500  $   91,070
    Net unrealized investment loss on investment
      securities                                       6,299          --
    Liability for guaranty fund assessments            2,377       2,469
    Investment adjustments                             1,913       2,944
                                                  ----------  ----------
Total deferred tax assets                             83,089      96,483
                                                  ----------  ----------
Deferred tax liabilities:
    DAC                                               77,757     106,817
    Net unrealized investment gain on investment
      securities                                          --       7,700
    Deferred sales inducements                         2,904          --
    Other                                                491       3,988
                                                  ----------  ----------
Total deferred tax liabilities                        81,152     118,505
                                                  ----------  -----------

Net deferred tax asset (liability)                $    1,937  $  (22,022)
                                                  ==========  ==========

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $597 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2005 the Company had the following life insurance inforce:

                                                                                Percentage
                                         Ceded to       Assumed                 of amount
                            Gross          other       from other      net       assumed to
                            amount       companies     companies      amount        net
                        --------------  ------------  -----------  -----------  -----------
Life insurance inforce  $   10,330,157  $  2,888,911  $       845  $ 7,442,091         0.01%

The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system from January 1, 1997 to June 30, 2001.

In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2005, 70% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $33,127, $33,164 and $33,518 for 2005, 2004 and 2003, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $332, $260 and $197 for 2005, 2004 and 2003, respectively. Intercompany interest is included in net investment income.

The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,681, $1,821 and $1,845 for 2005, 2004 and 2003, respectively.

MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $19,116, $20,243 and $18,471 during 2005, 2004 and 2003, respectively.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $54,058, $56,506 and $60,686 for 2005, 2004 and 2003, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2005 and 2003, the Company did not pay a dividend. During 2004, the Company paid a cash dividend of $97,500 to MLIG, of which $29,322 was an ordinary dividend. Pending regulatory approval, the Company intends to pay a cash dividend during the first half of 2006.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

Statutory capital and surplus at December 31, 2005 and 2004, were $400,951 and $284,765, respectively. At December 31, 2005 and 2004, approximately $39,845 and $28,227, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the Arkansas Insurance Department.

The Company's statutory net income for 2005, 2004 and 2003 was $117,262, $79,115 and 98,570, respectively.

During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG during the first quarter 2003.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2005 and 2004, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2005 and 2004, the Company's estimated liability for future guaranty fund assessments was $6,791 and $7,056, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

During 2000, the Company committed to participate in a limited partnership. As of December 31, 2005, $9,750 had been advanced towards the Company's $10,000 commitment to the limited partnership. The contractual commitment expires June 2006.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts for the years ended December 31.

                                              Life Insurance
                                 ------------------------------------------
                                      2005          2004           2003
                                 -------------  ------------  -------------
Policy charge revenue            $     152,030  $     85,645  $      98,503
Net interest spread (1)                 15,025        11,630         14,823
Net realized investment gains
  (losses)                                (521)          (79)        (7,327)
                                 -------------  ------------  -------------

Net revenues                           166,534        97,196        105,999
                                 -------------  ------------  -------------
Market value adjustment expense             --            --             --
Policy benefits                         20,807        25,405         18,238
Reinsurance premium ceded               20,642        20,498         21,337
Amortization of DAC                     68,018        10,495         31,467
Insurance expenses and taxes             8,727         8,726          8,192
                                 -------------  ------------  -------------

Net benefits and expenses              118,194        65,124         79,234
                                 -------------  ------------  -------------

Earnings before federal income
  tax provision                         48,340        32,072         26,765
                                 -------------  ------------  -------------

Federal income tax provision            14,138         7,381          5,778
                                 -------------  ------------  -------------

Earnings before change in
  accounting principle                  34,202        24,691         20,987
                                 -------------  ------------  -------------

Change in accounting principle,
  net of tax                                --        (1,185)           --
                                 -------------  ------------  -------------

Net earnings                     $      34,202  $     23,506  $      20,987
                                 =============  ============  =============
Balance Sheet Information:

Total assets                     $   4,487,349  $  4,827,192  $   5,036,572
DAC                                    103,248       170,192        178,918
Policyholder liabilities and
  accruals                           1,746,565     1,829,825      1,916,761
Other policyholder funds                 3,817         3,965          6,213

                                                           Annuities
                                          ------------------------------------------
                                               2005          2004           2003
                                          -------------  ------------  -------------
Policy charge revenue                     $     153,658  $    151,050  $     130,371
Net interest spread (1)                          18,542        16,764         25,887
Net realized investment gains
  (losses)                                        3,371         2,515          4,497
                                          -------------  ------------  -------------

Net revenues                                    175,571       170,329        160,755
                                          -------------  ------------  -------------
Market value adjustment expense                     840         2,713          4,806
Policy benefits                                  26,463        28,877         46,393
Reinsurance premium ceded                         5,680         4,699          1,262
Amortization of DAC                              58,263        (5,591)        44,935
Insurance expenses and taxes                     50,669        48,834         43,900
                                          -------------  ------------  -------------

Net benefits and expenses                       141,915        79,532        141,296
                                          -------------  ------------  -------------

Earnings before federal income
tax provision                                    33,656        90,797         19,459
                                          -------------  ------------  -------------

Federal income tax provision                      5,363        29,582          4,751
                                          -------------  ------------  -------------

Earnings before change in
accounting principle                             28,293        61,215         14,708
                                          -------------  ------------  -------------
Change in accounting principle,
  net of tax                                         --       (26,215)            --
                                          -------------  ------------  -------------

Net earnings                              $      28,293  $     35,000  $      14,708
                                          =============  ============  =============
Balance Sheet Information:

Total assets                              $   9,598,360  $  9,752,836  $   9,438,256
DAC                                             192,941       222,324        185,496
Policyholder liabilities and accruals           868,962       981,237      1,072,894
Other policyholder funds                         (1,869)        3,259          6,702

                                                      Other
                                        -----------------------------------
                                            2005        2004        2003
                                        -----------  ----------  ----------
Policy charge revenue                   $        --   $      --  $        4
Net interest spread (1)                       7,719       8,882       4,994
Net realized investment gains (losses)         (228)      1,563       3,817
                                        -----------  ----------  ----------

Net revenues                                  7,491      10,445       8,815
                                        -----------  ----------  ----------

Earnings before federal income tax
  provision                                   7,491      10,445       8,815
                                        -----------  ----------  ----------

Federal income tax provision                  2,622       3,656       3,085
                                        -----------  ----------  ----------

Net earnings                            $     4,869       6,789  $    5,730
                                        ===========  ==========  ==========
Balance Sheet Information:

Total assets                            $   275,167  $  170,173  $  172,720

----------------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's net revenues by contract type for the years ended December 31.

                                      2005        2004        2003
                                   ----------  ----------  ----------
Life Insurance:
    Variable life                  $  157,312  $   85,999  $   97,002
    Interest-sensitive whole life       9,222      11,197       8,997
                                   ----------  ----------  ----------

Total Life Insurance                  166,534      97,196     105,999
                                   ----------  ----------  ----------
Annuities:
    Variable annuities                161,370     159,528     139,577
    Interest-sensitive annuities       14,201      10,801      21,178
                                   ----------  ----------  ----------

Total Annuities                       175,571     170,329     160,755
                                   ----------  ----------  ----------

Other                                   7,491      10,445       8,815
                                   ----------  ----------  ----------

Net Revenues                       $  349,596  $  277,970  $  275,569
                                   ==========  ==========  ==========

                                   * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)      Financial Statements of Merrill Lynch Life Variable Annuity
                Separate Account C as of December 31, 2005 and for the two years ended December 31, 2005 and the Notes relating thereto appear in the Statement of Additional Information.
      (2) Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2005 and the Notes relating thereto appear in the Statement of Additional
                Information.
(b)  Exhibits
      (1)      Resolution of the Board of Directors of Merrill Lynch Life
                Insurance Company establishing the Merrill Lynch Life
                Variable Annuity Separate Account C. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-73544 Filed November 16, 2001.)
      (2)      Not Applicable.
      (3)      Form of Underwriting Agreement Between Merrill Lynch Life
                Insurance Company and Merrill Lynch, Pierce, Fenner & Smith
                Incorporated. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 1 to Form N-4, Registration No.
                333-73544 Filed May 31, 2002.)
      (4) (a)  Form of Contract for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-73544 Filed November 16, 2001.)
          (b)  Individual Retirement Annuity Endorsement. (Incorporated by
                Reference to Merrill Lynch Life Variable Annuity Separate
                Account A's Registration Statement on Form N-4,
                Registration No. 333-90243 filed November 3, 1999.)
          (c)  Tax Sheltered Annuity Endorsement. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-73544 Filed November 16, 2001.)
          (d)  Estate Enhancer Death Benefit Enhancement Rider.
                (Incorporated by Reference to Merrill Lynch Life Variable
                Annuity Separate Account A's Post-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed July 24,
                2001.)
          (e) Death Benefit Endorsement ML056. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's
                Registration Statement on Form N-4, Registration No.
                333-63904 Filed June 26, 2001.)
          (f) Death Benefit Endorsement ML067. (Incorporated by Reference to Registrant's Registration Statement on Form N-4,
                Registration No. 333-73544 Filed November 16, 2001.)
          (g)  Qualified Plan Endorsement. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-73544 Filed November 16, 2001.)
      (5)      Form of Application for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-73544 Filed November 16, 2001.)
      (6) (a) Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to Merrill
                Lynch Life Variable Annuity Separate Account A's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)

                      (b)        Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference
                                  to Merrill Lynch Life Variable Annuity Separate Account A's Post- Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
                 (7)             Not Applicable.
                 (8)  (a)        Amended General Agency Agreement. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                                  33-43773 Filed April 28, 1994.)
                      (b)        Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency,
                                  Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
                      (c)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds,
                                  Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund.
                                  (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
                      (d)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds,
                                  Inc. Relating to Valuation and Purchase Procedures. (Incorporated by Reference to Merrill Lynch
                                  Life Variable Annuity Separate Account A's Post Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996.)
                      (e)        Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance
                                  Group, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account
                                  A's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)
                      (f)        Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life
                                  Agency, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account
                                  A's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996.)
                      (g)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill
                                  Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                                  Separate Account A's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996.)
                      (h)        Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed
                                  November 3, 1999.)
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to
                                  Form N-4, Registration No. 333-73544 Filed May 31, 2002.)
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP.
                      (b)        Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable.
                (12)             Not Applicable.
                (13)  (a)        Powers of Attorney. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate
                                  Account A's Post-Effective Amendment No. 4 to Form N-4, Registration No. 333-118362 Filed April
                                  21, 2006.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*



            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Deborah J. Adler............  1300 Merrill Lynch Drive, 2nd Floor  Director, Chairman of the Board,
                                                                   President,
                              Pennington, New Jersey 08534         Chief Executive Officer and Chief
                                                                   Actuary.
John C. Carroll.............  800 Scudders Mill Road 3-D           Director and Senior Vice President.
                              Plainsboro, NJ 08536
Joseph E. Justice...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and Treasurer.
Paul Michalowski............  1300 Merrill Lynch Drive, 2nd Floor  Director and Vice President.
                              Pennington, New Jersey 08534
Barry G. Skolnick...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President and
                              Pennington, New Jersey 08534         General Counsel.
Joseph Benesch..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Andrew J. Bucklee...........  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Toni DeChiara...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Scott Edblom................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Product Actuary.
                              Pennington, New Jersey 08534
Elizabeth Garrison..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Controller.
                              Pennington, New Jersey 08534
Richard Gracey..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Actuary.
                              Pennington, New Jersey 08534
Frances C. Grabish..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Roger Helms.................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Sharon Hockersmith..........  4804 Deer Lake Drive East            Senior Vice President, Administration.
                              Jacksonville, FL 32246
Radha Lakshminarayanan......  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Corporate
                              Pennington, New Jersey 08534         Actuary.
Kirsty Lieberman............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Patrick Lusk................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Appointed Actuary.
                              Pennington, New Jersey 08534
Robin A. Maston.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Jane R. Michael.............  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Terry L. Rapp...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Assistant Director of
                              Pennington, New Jersey 08534         Compliance.
Robert Rohrbach.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Concetta M. Ruggiero........  800 Scudders Mill Road-3D            Senior Vice President.
                              Plainsboro, New Jersey 08536
Lori M. Salvo...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Chief Compliance
                                                                   Officer,
                              Pennington, New Jersey 08534         Senior Counsel, Director of Compliance,
                                                                   and Secretary.

            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Sarah Scanga................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Cheryl Y. Sullivan..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Counsel.
                              Pennington, New Jersey 08534
Greta Rein Ulmer............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                              Pennington, New Jersey 08534         Officer.
Kelley Woods................  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246


---------------


* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR

REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.


                         SUBSIDIARIES OF THE REGISTRANT



     The following are subsidiaries of ML & Co. as of December 31, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
     Merrill Lynch Singapore Commodities Pte. Ltd. .....        Singapore
     The Advest Group, Inc. ............................        Delaware
       Advest, Inc. ....................................        Delaware
          Advest Insurance Agency, Inc. ................        Massachusetts
          Balanced Capital Services, Inc. ..............        Connecticut
       Vercoe Insurance Agency, Inc. ...................        Ohio
     Merrill Lynch Capital Services, Inc. ..............        Delaware
       Merrill Lynch Commodities, Inc. .................        Delaware
          Merrill Lynch Commodities (Europe) Holdings
            Limited (4).................................        England
            Merrill Lynch Commodities (Europe)
               Limited..................................        England
               Merrill Lynch Commodities (Europe)
                 Trading Limited........................        England
               Merrill Lynch Commodities GmbH...........        Germany

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Government Securities, Inc. .........        Delaware
       Merrill Lynch Money Markets Inc. ................        Delaware
     Merrill Lynch Group, Inc. .........................        Delaware
       Investor Protection Insurance Company............        Vermont
       Merrill Lynch Credit Reinsurance Limited.........        Bermuda
       FAM Distributors, Inc. ..........................        Delaware
       Merrill Lynch Investment Holdings (Mauritius)
          Limited (5)...................................        Mauritius
          Merrill Lynch (Mauritius) Investments
            Limited.....................................        Mauritius
       ML Invest Holdings Limited (6)...................        England
       Merrill Lynch Investment Managers Group Limited
          (7)...........................................        England
          Mercury Carry Company Ltd. (Isle of Man)......        Isle of Man
          Merrill Lynch Pensions Limited................        England
          Merrill Lynch Investment Managers Holdings
            Limited (8).................................        England
            Merrill Lynch Fund Managers Limited.........        England
            Merrill Lynch Investment Managers Limited
               (9)......................................        England
               Merrill Lynch Investment Managers Societa
                 di Gestione del Risparmio S.p.A. ......        Italy
            Merrill Lynch Investment Managers
               International Limited (10)...............        England
       Merrill Lynch Investment Managers (Finance)
          Limited.......................................        England
          Merrill Lynch Investment Managers Holdings
            B.V. (11)...................................        Netherlands
            Merrill Lynch Investment Managers
               (Netherlands) B.V. ......................        Netherlands
            Merrill Lynch Investment Managers (Channel
               Islands) Limited.........................        England
            Merrill Lynch Investment Managers (Dublin)
               Limited..................................        Ireland
            Merrill Lynch Investment Managers
               (Luxembourg) S.A. .......................        Luxembourg
            Merrill Lynch Investment Managers Limited
               (Australia)..............................        Australia
            Merrill Lynch Investment Managers (Isle of
               Man) Holdings Limited....................        Isle of Man
               Merrill Lynch Fund Managers (Isle of Man)
                 Limited................................        Isle of Man
               Merrill Lynch Insurance PCC Limited......        Isle of Man
     Princeton Services, Inc. ..........................        Delaware
       Fund Asset Management, L.P. (12).................        Delaware
          IQ Investment Advisors LLC....................        Delaware
       Princeton Administrators, L.P. (11)..............        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Investment Managers, L.P. (11).....        Delaware
          Merrill Lynch Investment Managers Co.,
            Ltd. .......................................        Japan
          Merrill Lynch Investment Managers, LLC........        Delaware
          Merrill Lynch Alternative Investments LLC.....        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
       Merrill Lynch International Bank Limited (13)....        England
          Mortgages 1 Limited...........................        England
          Majestic Acquisitions Limited.................        England
            Mortgage Holdings Limited...................        England
            Mortgages PLC...............................        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
            MLBS Fund Management S.A. ..................        Switzerland
     Merrill Lynch Diversified Investments, LLC.........        Delaware
       Merrill Lynch Credit Products, LLC...............        Delaware
          Merrill Lynch Mortgage Capital Inc. ..........        Delaware
            Merrill Lynch Mortgage Lending, Inc. .......        Delaware
            Wilshire Credit Corporation.................        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch PCG, Inc. .........................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
       ML Leasing Equipment Corp. (14)..................        Delaware
       Merrill Lynch Canada Holdings Company............        Nova Scotia
          Merrill Lynch Canada Finance Company (15).....        Nova Scotia
          Merrill Lynch & Co., Canada Ltd. (16).........        Ontario
            Merrill Lynch Financial Assets Inc. ........        Canada
            Merrill Lynch Canada Inc. ..................        Canada
     Merrill Lynch Bank USA.............................        Utah
       MLBUSA Funding Corporation.......................        Delaware
       Merrill Lynch Business Financial Services Inc.
          (18)..........................................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Credit Corporation.................        Delaware
          Merrill Lynch NJ Investment Corporation.......        New Jersey
       Merrill Lynch Utah Investment Corporation........        Utah
       Merrill Lynch Community Development Company,
          LLC...........................................        New Jersey
       Merrill Lynch Commercial Finance Corp. ..........        Delaware
       Merrill Lynch Private Finance Inc. ..............        Delaware
     Merrill Lynch International Incorporated...........        Delaware
       Merrill Lynch Futures Asia Limited...............        Taiwan
       Merrill Lynch Futures (Hong Kong) Limited........        Hong Kong
       Merrill Lynch Taiwan Limited.....................        Taiwan
       Merrill Lynch International Bank.................        Federal
       Merrill Lynch Reinsurance Solutions LTD..........        Bermuda
       Merrill Lynch (Australasia) Pty Limited..........        New South Wales, Australia
          Merrill Lynch Finance (Australia) Pty
            Limited.....................................        Victoria, Australia
          Merrill Lynch Markets (Australia) Pty
            Limited.....................................        New South Wales, Australia
            Equity Margins Ltd. ........................        Victoria, Australia
            Merrill Lynch (Australia) Pty. Ltd. ........        New South Wales, Australia
            Merrill Lynch Equities (Australia)
               Limited..................................        Victoria, Australia
            Merrill Lynch Private (Australia) Limited...        New South Wales, Australia
            Berndale Securities Limited.................        Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited................................        New South Wales, Australia
            Merrill Lynch International (Australia)
               Limited..................................        New South Wales, Australia
               Merrill Lynch (Australia) Futures
                 Limited................................        New South Wales, Australia
       Merrill Lynch Japan Securities Co., Ltd. ........        Japan
          Merrill Lynch Japan Finance Co., Ltd. ........        Japan
       Merrill Lynch International Holdings Inc. .......        Delaware
          Merrill Lynch France S.A.S. ..................        France
            Merrill Lynch Capital Markets (France)
               S.A.S. ..................................        France
            Merrill Lynch, Pierce, Fenner & Smith SAS...        France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa....................................        Mexico
            PT Merrill Lynch Indonesia (19).............        Indonesia
            Merrill Lynch (Asia Pacific) Limited........        Hong Kong
               Merrill Lynch Far East Limited...........        Hong Kong
            Merrill Lynch Bank and Trust Company
               (Cayman) Limited.........................        Cayman Islands, British West
                                                                  Indies
               Institucion Financiera Externa Merrill
                 Lynch Bank (Uruguay) S.A. .............        Uruguay
               Merrill Lynch Espanola Agencia de Valores
                 S.A. ..................................        Spain
          Merrill Lynch Capital Markets AG (20).........        Switzerland

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
          Merrill Lynch Europe PLC (21).................        England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. ...................        Luxembourg
            Merrill Lynch Asset Management U.K.
               Limited..................................        England
            Merrill Lynch Global Asset Management
               Limited..................................        England
            Merrill Lynch, Pierce, Fenner & Smith
               Limited..................................        England
            ML UK Capital Holdings (22).................        England
               Merrill Lynch International (23).........        England
            Merrill Lynch Europe Intermediate
               Holdings.................................        England
               Merrill Lynch Capital Markets Espana
                 S.A., S.V. ............................        Spain
            Merrill Lynch (Singapore) Pte. Ltd. (24)....        Singapore
            Merrill Lynch South Africa (Pty) Ltd.
               (25).....................................        South Africa
          Merrill Lynch Argentina S.A. .................        Argentina
          Merrill Lynch Pierce Fenner & Smith de
            Argentina S.A.F.M. y de M (26)..............        Argentina
          Banco Merrill Lynch de Investimentos S.A. ....        Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios......................        Brazil
          Merrill Lynch S.A. ...........................        Luxembourg
          Merrill Lynch Europe Ltd. ....................        Cayman Islands, British West
                                                                  Indies
     Herzog, Heine, Geduld, LLC.........................        Delaware
     Merrill Lynch Financial Markets Inc. ..............        Delaware
     The Princeton Retirement Group, Inc. ..............        Delaware
       GPC Securities, Inc. ............................        Georgia


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.



 (6) Held through several intermediate holding companies.



 (7) Held through several intermediate holding companies.



 (8) Held through several intermediate holding companies.



 (9) Held through several intermediate holding companies.



(10) Held through several intermediate holding companies.



(11) Held through several intermediate holding companies.



(12) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.



(13) Held through several intermediate holding companies.



(14) This corporation has 26 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(15) Held through several intermediate holding companies.



(16) Held through several intermediate holding companies.



(17) Held through several intermediate holding companies.



(18) Also conducts business under the name "Merrill Lynch Capital."



(19) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.



(20) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



(21) Held through several intermediate holding companies.



(22) Held through several intermediate holding companies.



(23) Partially owned by another indirect subsidiary of ML & Co.



(24) Held through intermediate subsidiaries.



(25) Held through intermediate subsidiaries.



(26) Partially owned by another direct subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS


     The number of Contracts in force as of March 24, 2006 was 408.


ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.


     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:



           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller


---------------


     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.


     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534 and at the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.


     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account C, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 21st day of April, 2006.


                                  Merrill Lynch Life Variable Annuity
                                  Separate Account C
                                                   (Registrant)

                                  By: /s/ BARRY G. SKOLNICK

                                     -------------------------------------------
                                  Barry G. Skolnick
                                     Senior Vice President and General Counsel

                                  Merrill Lynch Life Insurance Company
                                                   (Depositor)


                                  By: /s/ BARRY G. SKOLNICK


                                     -------------------------------------------

                                  Barry G. Skolnick
                                     Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2006.



                    SIGNATURE                                         TITLE
                    ---------                                         -----
                            *                       Director, Chairmen of the Board,
        ------------------------------------------    President, Chief Executive Officer and
                     Deborah J. Adler                 Chief Actuary

                            *                       Director and Senior Vice President
        ------------------------------------------
                     John C. Carroll

                            *                       Director, Senior Vice President, Chief
        ------------------------------------------    Financial Officer, and Treasurer
                    Joseph E. Justice

                            *                       Director and Senior Vice President
        ------------------------------------------
                     Paul Michalowski


*By:              /s/ BARRY G. SKOLNICK             In his own capacity as Director, Senior
        ------------------------------------------    Vice President, and General Counsel, and
                    Barry G. Skolnick                 as Attorney-In-Fact

                                  EXHIBIT LIST

     (10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
          (b) Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
          (c)  Written Consent of Barry G. Skolnick, Esq.